UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10475
                                                     ---------

                           COUNTRY MUTUAL FUNDS TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)

                       1705 N. TOWANDA AVE., PO BOX 2020
                       ---------------------------------
                             BLOOMINGTON, IL 61702
                             ---------------------
              (Address of principal executive offices) (Zip code)

                                 PAUL M. HARMON
                                 --------------
                         OFFICE OF THE GENERAL COUNSEL
                         -----------------------------
                               1701 TOWANDA AVE.
                               -----------------
                          BLOOMINGTON, ILLINOIS 61702
                          ---------------------------
                    (Name and address of agent for service)

                                 1-800-245-2100
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2003
                         -------------

Date of reporting period:  June 30, 2003
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------
                                 Annual Report
                                 JUNE 30, 2003

                          (COUNTRY MUTUAL FUNDS LOGO)

COUNTRY Growth Fund

COUNTRY Balanced Fund

COUNTRY Tax Exempt Bond Fund

COUNTRY Short-Term Bond Fund

COUNTRY Bond Fund

                  INVESTMENT ADVISOR'S LETTER TO SHAREHOLDERS

                                                                       July 2003

Dear Shareholders:

  It was the best of times, it was the worst of times, it was the age of wisdom, it was the age of foolishness, it was the epoch of belief, it was the epoch of incredulity, it was the season of Light, it was the season of Darkness, it was the spring of hope, it was the winter of despair, we had everything before us, we had nothing before us, we were all going direct to Heaven, we were all going direct the other way...

  The words of Charles Dickens in the opening lines of A Tale of Two Cities are
                                                       --------------------
as aptly applied to our market and economic environment as they were to Dickens' view of the French Revolution. The stock market has rebounded sharply over the past four months and is up almost 12% for the first half of the year while interest rates have declined to the lowest level in more than forty years. Is it the best of times? A myriad of economic indicators - capacity utilization, unemployment rate, the Federal budget deficit, the foreign trade deficit, weakness of the dollar in foreign exchange markets - indicate that it is not because the economy remains weak. But does that mean it's the worst of times?

  In the previous letter to shareholders we emphasized the need to be flexible with equity investment strategies for 2003. Stocks, which were down almost 4% in the first quarter, reversed and gained more than 15% in the second quarter. The industry sectors that performed worst in Q1 were the best performers in Q2. Six months ago we also cautioned that signs of a reversal in the downward trend of interest rates were building. However, rates continued to go down throughout the half until sharply reversing in June, ending the period virtually unchanged. Both stock and bond markets were marked by volatility, changes in leadership, and a seeming disconnection with our perception of economic realities.

  The concerns we had six months ago remain as our top concerns today. Time will tell if we are being wise or foolish. However we remain convinced that control of portfolio risk, even against the recent backdrop of solid market gains, is in the best long-term interests of our shareholders. Unlike many investors, we have maintained a defensive posture as we prepare for the worst, even as we hope for the best and a continuation of market advances.

                              COUNTRY GROWTH FUND
                       INCEPTION DATE 04/21/66 (CLASS Y)

  The annualized returns for the Fund for the period ended June 30, 2003, are as follows:

                     1 Year            5 Year           10 Year
                     ------            ------           -------
                     -0.58%             2.92%            9.49%

  These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

  Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 0.25%. The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.' s Large-Cap Core group) returned -1.94% during this same time period. The Growth Fund ranked in the top third (334th) among 1,011 funds of the Lipper peer group for the past year and in the top 4% (17th) among 532 funds for the past five years.

  We continue to have a defensively positioned equity portfolio as our outlook for stocks is guarded. Our main concern is that market valuations are higher than expected given the economic conditions we are seeing. We continue to search for reasonably priced companies that exhibit good growth potential. Even as we find such stocks, we will maintain our overall defensive portfolio posture until our level of conviction in the economic outlook improves.

                             COUNTRY BALANCED FUND
                       INCEPTION DATE 12/07/78 (CLASS Y)

  The annualized returns for the Fund for the period ending June 30, 2003, are as follows:

                     1 Year            5 Year           10 Year
                     ------            ------           -------
                     3.98%             3.44%             7.84%

  These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

  The Country Balanced Fund returned 3.98% during the past twelve months. This compares favorably to the Lipper average balanced and flexible funds, which returned 2.91% and 1.96% over the same period.

  U.S. equity markets were essentially flat over the last twelve months, but the volatility throughout the period was intense. Quarterly returns varied from -17.3% in the third quarter of 2002 all the way to a positive return of 15.4% during the most recent quarter. These gyrations were based on investor reactions to periodic economic news as well as the conflict in Iraq. Now that the Iraq situation appears to be under control, all eyes are on the economy.
The prevailing thought is that a rebound is on the way, possibly in the next few quarters. Our fear is that any recovery will be tepid, and investors will be forced to re-evaluate the market's current high valuation.

  Bonds were once again the highlight of the financial markets. Prices continued to rise as yields fell to their lowest level in 50 years. In an attempt to ward off potential deflation and re-ignite economic growth, the Federal Reserve has adopted a very easy money policy. This has been done with a combination of interest rate cuts and flooding the market with liquidity. At current levels, we continue to believe the risk is skewed towards rising rates.

  The asset allocation as of June 30, 2003, was 59% stocks, 33% bonds, and 8% cash equivalents.

                          COUNTRY TAX-EXEMPT BOND FUND
                       INCEPTION DATE 12/07/78 (CLASS Y)

  The annualized total returns for the Fund for the period ending June 30, 2003 are as follows:

                     1 Year            5 Year           10 Year
                     ------            ------           -------
                     6.07%             4.91%             5.08%

  These returns assume all dividends and capital gains distributions were reinvested. Although the Fund's income is exempt from federal income tax, it may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

  Municipal bond issuance is on track to post another record year. Given the overall budget impasse in state and local governments and the relatively low interest rate environment, municipalities will continue to issue bonds to help balance their budgets. On the demand side of the equation, last summer individual investors helped push the overall yield on tax-exempts downward. Additionally, municipals gained favor among non-traditional investors like arbitrage accounts, hedge funds, and cross-over buyers (i.e. pension funds and life insurance companies). However, as yields continued to decline over the year individuals moved to the sidelines. The non-traditional buyers, recognizing the relative attractiveness of municipals versus other investments, increased their overall demand for tax-exempts. Yields in the intermediate range declined, with the 5-year municipal bond yield declining over 100 basis points. The Fund's one year total return was 6.07%. This compares to the Lipper Intermediate Municipal Bond Index return of 7.24%.

  While interest rates are up from their historical lows set in June of this year, we still expect to see a large volume of new issues. The challenge for the municipal market will be whether or not demand will keep pace with supply. In anticipation of a rising interest rate environment, we adjusted the portfolio by shortening the average maturity of the Fund. As interest rates trend upward we expect individual tax-exempt investors to gradually re-enter the market.
Both institutional and individual investors will most likely maintain a percentage of their portfolio in tax-exempt municipals as part of their overall asset allocation.

                          COUNTRY SHORT-TERM BOND FUND
                               INCEPTION 01/02/97

  The annualized total returns for the Fund for the period ending June 30, 2003, are as follows:

                     1 Year            5 Year       Since Inception
                     ------            ------       ---------------
                     4.42%             5.51%             5.58%

  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

  Subdued inflation allowed the Federal Reserve to keep interest rates at historical lows during the past twelve months. That environment permitted bonds to post solid returns once again. Accordingly, the total return for the Lipper Short Investment Grade Bond Fund average was 5.01% during the year. Likewise, the Merrill Lynch 1-3 year US Domestic Bond index earned 5.38% over the same period.

  We will continue to implement strategies that should perform well in the current interest rate environment. However, we are concerned with the negative impact that higher interest rates would have on the portfolio. For that reason, we will emphasize capital preservation while looking for prospects that will provide attractive yields to shareholders.

                               COUNTRY BOND FUND
                          INCEPTION 01/02/97 (CLASS Y)

                     1 Year            5 Year       Since Inception
                     ------            ------       ---------------
                     9.59%             7.30%             7.57%

  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

  The Country Bond Fund returned 9.59% during the past twelve months. This compares to the Lipper A Rated Bond Index return of 10.78% and the Merrill Lynch Domestic Bond Index 10.72% return.

  The bond market rallied to new highs on fears of deflation entering the economy. The Federal Reserve has changed course from fighting inflation to averting deflation. The Fed is pushing towards super-accommodative financial conditions. As this scenario plays out, the 22-year bull market in bonds is likely nearing an end. During this period the yield on the ten year Treasury note has declined from 15% to today's current level of 3.7%. Historical returns for bonds will be hard, if not impossible, to duplicate.

  Corporate bonds have been the star performers. Yield spreads narrowed significantly as corporations continue their deleveraging trend. Lower quality bonds had the best performance.

  With our cautious outlook for interest rates, we are maintaining a neutral to slightly below benchmark duration. We anticipate increasing our mortgage security exposure as this sector performs well in a stable to rising rate environment.

                                             Sincerely,

                                             /s/Bruce D. Finks

                                             Bruce D. Finks
                                             Vice President

  Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Asset allocation is subject to change.

  The Bond Buyers 20-Bond Index is used as a guide in the municipal bond industry to determine trends and interest rate movements based on the 20 year yield of a select group of municipalities across the nation with an average single A rating. Please refer to the Portfolio Highlights sections for index information, including descriptions and performance. All indices mentioned are unmanaged indices and are not available for investment.

  Lipper Analytical Services, Inc. is an independent mutual fund ranking agency. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. The Country Growth Fund ranged 42 out of 175 funds in the Lipper Large-Cap Core Fund category for the 10-year period ending June 30, 2003. The Lipper Flexible Funds Index is made up of funds that allocate their investments across various asset classes including domestic common stock, bonds and money market instruments with a focus on total return. Voluntary fee waivers were in effect. In the absence of fee waivers, returns would have been reduced, possibly affecting the rankings.

For use only when accompanied or preceded by a prospectus. Quasar Distributors, LLC-08/03

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS

COUNTRY GROWTH FUND

  AVERAGE ANNUAL RETURNS  June 30, 2003

                                                 1 YEAR     5 YEARS    10 YEARS
                                                 ------     -------    --------
  COUNTRY Growth Fund -- Class Y (04/21/66)      -0.58%      2.92%       9.49%
  S&P 500 Index*<F1>                              0.25%     -1.61%      10.03%

  *<F1> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2003

                                                                     PERCENT
                                                       VALUE         OF FUND
                                                      -------        -------
        General Electric Company                    $ 4,359,360       2.85%
        Pfizer Inc.                                   4,299,485       2.81%
        The Procter & Gamble Company                  4,013,100       2.62%
        Microsoft Corporation                         3,841,500       2.51%
        Wal-Mart Stores, Inc.                         3,488,550       2.28%
        Gentex Corporation                            3,183,440       2.08%
        Johnson & Johnson                             3,102,000       2.03%
        Apache Corporation                            3,005,772       1.97%
        The Allstate Corporation                      2,816,350       1.84%
        Washington Mutual, Inc.                       2,787,750       1.82%
                                                    -----------      ------
                                                    $34,897,307      22.81%
                                                    -----------      ------
                                                    -----------      ------

COUNTRY BALANCED FUND

  AVERAGE ANNUAL RETURNS  June 30, 2003

                                                 1 YEAR     5 YEARS    10 YEARS
                                                 ------     -------    --------
  COUNTRY Balanced Fund -- Class Y (12/07/78)     3.98%      3.44%       7.84%
  S&P 500 Index*<F2>                              0.25%     -1.61%      10.03%
  Merrill Lynch U.S. Domestic
    Master Bond Index**<F3>                      10.72%      7.56%       7.26%
  Lipper Balanced Fund Average***<F4>             2.91%      1.38%       7.61%

  *<F2> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
 **<F3> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
***<F4> The Lipper Balanced Fund Average has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2003

                                                                     PERCENT
                                                       VALUE         OF FUND
                                                      -------        -------
      General Electric Company                       $  372,840       1.85%
      Government National Mortgage
        Association, 6.000%, 06/15/2031                 350,242       1.74%
      Federal Home Loan Mortgage
        Corporation, 6.250%, 03/05/2012                 330,662       1.64%
      Microsoft Corporation                             327,808       1.63%
      The Coca-Cola Company                             309,582       1.54%
      Pfizer Inc.                                       307,350       1.53%
      Wells Fargo & Company                             277,200       1.38%
      Federal Home Loan Mortgage
        Corporation, 6.400%, 09/25/2028                 271,195       1.35%
      The Procter & Gamble Company                      267,540       1.33%
      Citigroup Inc.                                    260,780       1.30%
                                                     ----------      ------
                                                     $3,075,199      15.29%
                                                     ----------      ------
                                                     ----------      ------

COUNTRY TAX EXEMPT BOND FUND

  AVERAGE ANNUAL RETURNS  June 30, 2003

                                                 1 YEAR     5 YEARS    10 YEARS
                                                 ------     -------    --------
  COUNTRY Tax Exempt Bond
    Fund -- Class Y (12/07/78)                    6.07%      4.91%       5.08%
  Lehman Brothers 7-Year Municipal
    Bond Index*<F5>                               8.85%      6.39%       6.12%
  Lipper Intermediate Municipal
    Bond Index**<F6>                              7.24%      5.28%       5.43%

 *<F5> The Lehman Brothers 7-Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the six to eight year range. The Lehman Index does not reflect investments in cash, the impact of any servicing, investment management, or administrative expense.
**<F6> The Lipper Intermediate Municipal Bond Index is a compilation of tax-exempt municipal bond funds with a five to ten year average weighted maturity.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2003

                                                                     PERCENT
                                                       VALUE         OF FUND
                                                      -------        -------
      Broward County, Florida, Resource Recovery
        Revenue Bond, 5.375%, 12/01/2010             $  819,893       5.40%
      Mississippi State Highway, Series 39,
        Revenue Bond, 5.250%, 06/01/2008                769,399       5.06%
      Greensboro, North Carolina, General
        Obligation Revenue Bond, 4.000%, 05/01/2008     758,898       4.99%
      Arapahoe County, School District #5,
        Cherry Creek, Colorado, Unlimited
        General Obligation Bond, 5.500%, 12/15/2009     587,570       3.87%
      Indiana University Trustee Revenue Bond,
        Student Fees, 5.700%, 08/01/2010                587,026       3.86%
      Iron County, Utah, School District, Unlimited
        General Obligation Bond, 5.500%, 01/15/2010     579,305       3.81%
      Maryland State Revenue Bond, 5.500%, 08/01/2007   571,815       3.76%
      Maricopa County, School District #93,
        Cave Creek, Arizona Unlimited Tax General
        Obligation Bond, 6.400%, 07/01/2006             570,325       3.75%
      Milwaukee, Wisconsin, Unlimited General
        Obligation Bond, 5.000%, 12/15/2007             564,105       3.71%
      United Independent School District, Unlimited
        General Obligation, Texas, 6.700%, 08/15/2008   561,367       3.69%
                                                     ----------      ------
                                                     $6,369,703      41.90%
                                                     ----------      ------
                                                     ----------      ------

COUNTRY SHORT-TERM BOND FUND

  AVERAGE ANNUAL RETURNS  June 30, 2003

                                                                SINCE INCEPTION
                                           1 YEAR     5 YEAR       01/02/97
                                           ------     ------    ---------------
  COUNTRY Short-Term Bond
    Fund -- Class Y (01/02/97)               4.42%     5.51%         5.58%
  Merrill Lynch U.S. Domestic
    Master Bond Index*<F7>                  10.72%     7.56%         8.02%
  Merrill Lynch U.S. Treasury/Agency
    1-3 Year Bond Index**<F8>                4.75%     6.14%         6.25%

 *<F7> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
**<F8> The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2003

                                                                     PERCENT
                                                       VALUE         OF FUND
                                                      -------        -------
  Private Export Funding, 7.650%, 05/15/2006        $ 1,747,044       4.23%
  Federal Home Loan Mortgage Corporation,
    6.900%, 03/15/2013                                1,066,816       2.59%
  Private Export Funding, 6.450%, 09/30/2004          1,065,211       2.58%
  Citibank Credit Card Issuance Trust,
    4.100%, 12/07/2006                                1,039,526       2.52%
  Abbott Laboratories, 5.125%, 07/01/2004             1,038,525       2.52%
  Federal National Mortgage Association,
    4.150%, 09/12/2007                                1,005,266       2.44%
  Ford Motor Credit Corp., 3.620%, 10/15/2006           981,467       2.38%
  Rowan Co., Inc., 5.880%, 03/15/2012                   923,809       2.24%
  General Electric Capital Corp.,
    5.033%, 12/10/2035                                  887,173       2.15%
  Centerpoint Energy Transition Bond
    Company, 3.840%, 09/15/2007                         857,190       2.08%
                                                    -----------      ------
                                                    $10,612,027      25.73%
                                                    -----------      ------
                                                    -----------      ------

COUNTRY BOND FUND

  AVERAGE ANNUAL RETURNS  June 30, 2003

                                                                SINCE INCEPTION
                                           1 YEAR     5 YEAR       01/02/97
                                           ------     ------    ---------------
  COUNTRY Bond Fund -- Class Y (01/02/97)    9.59%     7.30%         7.57%
  Merrill Lynch U.S. Domestic
    Master Bond Index*<F9>                  10.72%     7.56%         8.02%

 *<F9> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2003

                                                                     PERCENT
                                                       VALUE         OF FUND
                                                      -------        -------
  Government National Mortgage Association,
    6.000%, 06/15/2031                              $ 2,801,588       5.73%
  Government National Mortgage Association,
    5.000%, 01/15/2033                                2,000,998       4.09%
  U.S. Treasury Note, 3.000%, 07/15/2012              1,354,666       2.77%
  Federal National Mortgage Association,
    4.500%, 06/25/2018                                1,289,956       2.64%
  California Infrastructure, PG&E-1,
    6.420%, 09/25/2008                                1,084,077       2.22%
  Federal Home Loan Mortgage Corporation,
    4.375%, 02/04/2010                                1,030,992       2.11%
  Federal Home Loan Mortgage Corporation,
    6.250%, 03/05/2012                                  881,766       1.80%
  Small Business Administration Participation
    Cert, 4.640%, 05/01/2023                            717,691       1.47%
  CSX Corp., 6.500%, 04/15/2014                         704,110       1.44%
  Conoco Funding Co., 6.350%, 10/15/2011                702,001       1.43%
                                                    -----------      ------
                                                    $12,567,845      25.70%
                                                    -----------      ------
                                                    -----------      ------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2003

COUNTRY GROWTH FUND

                                                      SHARES          VALUE
                                                      ------          -----
COMMON STOCK -- 92.44%

CONSUMER DISCRETIONARY -- 9.18%
AOL Time Warner Inc.*<F10>                             58,200     $    936,438
Gentex Corporation*<F10>                              104,000        3,183,440
The Home Depot, Inc.                                   47,000        1,556,640
Jones Apparel Group, Inc.*<F10>                        60,000        1,755,600
Newell Rubbermaid Inc.                                 85,000        2,380,000
Target Corporation                                     40,000        1,513,600
Tribune Company                                        56,000        2,704,800
                                                                  ------------
                                                                    14,030,518
                                                                  ------------

CONSUMER STAPLES -- 13.88%
Albertson's, Inc.                                      80,000        1,536,000
Altria Group, Inc.                                     50,000        2,272,000
The Coca-Cola Company                                  52,000        2,413,320
CVS Corporation                                        59,000        1,653,770
Kimberly-Clark Corporation                             52,000        2,711,280
The Procter & Gamble Company                           45,000        4,013,100
Sara Lee Corporation                                   77,300        1,454,013
Unilever NV -- NYS                                     31,300        1,690,200
Wal-Mart Stores, Inc.                                  65,000        3,488,550
                                                                  ------------
                                                                    21,232,233
                                                                  ------------

ENERGY -- 10.06%
Apache Corporation                                     46,200        3,005,772
ChevronTexaco Corporation                              22,800        1,646,160
ConocoPhillips                                         28,000        1,534,400
Diamond Offshore Drilling, Inc.                        58,000        1,217,420
Exxon Mobil Corporation                                70,000        2,513,700
Halliburton Company                                    82,000        1,886,000
Royal Dutch Petroleum Company -- NYS                   45,000        2,097,900
Schlumberger Limited                                   31,100        1,479,427
                                                                  ------------
                                                                    15,380,779
                                                                  ------------

FINANCE -- 15.19%
The Allstate Corporation                               79,000        2,816,350
American Express Company                               43,100        1,802,011
American International Group, Inc.                     45,000        2,483,100
The Bank of New York Company, Inc.                     50,000        1,437,500
Bank One Corporation                                   49,500        1,840,410
Citigroup Inc.                                         54,000        2,311,200
Fannie Mae                                             30,000        2,023,200
MBNA Corporation                                       67,000        1,396,280
MGIC Investment Corporation                            35,500        1,655,720
Washington Mutual, Inc.                                67,500        2,787,750
Wells Fargo & Company                                  53,000        2,671,200
                                                                  ------------
                                                                    23,224,721
                                                                  ------------

HEALTH -- 12.27%
Abbott Laboratories                                    53,150        2,325,844
Baxter International Inc.                              58,000        1,508,000
Bristol-Myers Squibb Company                           58,000        1,574,700
Johnson & Johnson                                      60,000        3,102,000
McKesson Corporation                                   50,000        1,787,000
Merck & Co. Inc.                                       43,000        2,603,650
Pfizer Inc.                                           125,900        4,299,485
Quest Diagnostics Incorporated*<F10>                   24,500        1,563,100
                                                                  ------------
                                                                    18,763,779
                                                                  ------------

INDUSTRIAL -- 12.10%
American Power Conversion Corporation*<F10>           104,000        1,621,360
Caterpillar Inc.                                       47,300        2,632,718
Emerson Electric Co.                                   54,000        2,759,400
FedEx Corp.                                            40,000        2,481,200
General Electric Company                              152,000        4,359,360
Masco Corporation                                     115,000        2,742,750
Rockwell Automation, Inc.                              80,000        1,907,200
                                                                  ------------
                                                                    18,503,988
                                                                  ------------

MATERIALS -- 2.36%
Alcoa Inc.                                             57,800        1,473,900
Newmont Mining Corporation                             66,000        2,142,360
                                                                  ------------
                                                                     3,616,260
                                                                  ------------

TECHNOLOGY -- 10.12%
Analog Devices, Inc.*<F10>                             35,200        1,225,664
Cisco Systems, Inc.*<F10>                             102,000        1,702,380
Intel Corporation                                      98,600        2,049,302
International Business Machines Corporation            17,300        1,427,250
International Rectifier Corporation*<F10>              60,000        1,609,200
Microsoft Corporation                                 150,000        3,841,500
Nokia Oyj -- ADR                                       38,200          627,626
SunGard Data Systems Inc.*<F10>                        58,400        1,513,144
Tellabs, Inc.*<F10>                                   225,000        1,478,250
                                                                  ------------
                                                                    15,474,316
                                                                  ------------

TELECOMMUNICATIONS -- 3.77%
ALLTEL Corporation                                     39,400        1,899,868
SBC Communications Inc.                                56,000        1,430,800
Verizon Communications Inc.                            61,900        2,441,955
                                                                  ------------
                                                                     5,772,623
                                                                  ------------

UTILITIES -- 3.51%
Calpine Corporation*<F10>                             173,000        1,141,800
DPL Inc.                                               70,000        1,115,800
Nicor Inc.                                             41,400        1,536,354
Progress Energy, Inc.                                  35,900        1,576,010
                                                                  ------------
                                                                     5,369,964
                                                                  ------------

TOTAL COMMON STOCK
  (cost $115,929,676)                                              141,369,181
                                                                  ------------

                                                   PRINCIPAL
                                                     AMOUNT
                                                   ---------
COMMERCIAL PAPER -- 1.63%
Household Finance Corporation
  0.910%, 07/25/03
  (cost $2,498,483)                                $2,500,000        2,498,483
                                                                  ------------

                                                     SHARES
                                                     ------
MONEY MARKET FUNDS -- 5.88%
Federated Prime Obligations Fund --
  Institutional Shares                              3,022,530        3,022,530
Harris Insight Money Market Fund --
  Institutional Shares                              2,951,554        2,951,554
Janus Money Market Fund --
  Institutional Shares                              3,018,229        3,018,229
                                                                  ------------
TOTAL MONEY MARKET FUNDS
  (cost $8,992,313)                                                  8,992,313
                                                                  ------------
TOTAL INVESTMENTS -- 99.95%
  (cost $127,420,472)                                              152,859,977
                                                                  ------------
OTHER ASSETS LESS LIABILITIES -- 0.05%                                  75,549
                                                                  ------------
NET ASSETS -- 100.00%                                             $152,935,526
                                                                  ------------
                                                                  ------------

*<F10> Non-income producing.
NYS -- New York Shares
ADR -- American Depository Receipt

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2003

COUNTRY BALANCED FUND

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCK -- 58.46%

CONSUMER DISCRETIONARY -- 5.28%
Abercrombie & Fitch Co. -- Class A*<F11>                4,000      $   113,640
Gentex Corporation*<F11>                                7,000          214,270
The Home Depot, Inc.                                    5,300          175,536
Jones Apparel Group, Inc.*<F11>                         4,900          143,374
Newell Rubbermaid Inc.                                  6,000          168,000
Target Corporation                                      4,000          151,360
Tribune Company                                         2,000           96,600
                                                                   -----------
                                                                     1,062,780
                                                                   -----------

CONSUMER STAPLES -- 7.15%
Albertson's, Inc.                                       5,400          103,680
Altria Group, Inc.                                      4,000          181,760
The Coca-Cola Company                                   4,500          208,845
CVS Corporation                                         6,000          168,180
Kimberly-Clark Corporation                              4,200          218,988
The Procter & Gamble Company                            3,000          267,540
Sara Lee Corporation                                    4,000           75,240
Wal-Mart Stores, Inc.                                   4,000          214,680
                                                                   -----------
                                                                     1,438,913
                                                                   -----------

ENERGY -- 5.86%
Apache Corporation                                      3,181          206,956
ConocoPhillips                                          4,400          241,120
Diamond Offshore Drilling, Inc.                         4,800          100,752
Exxon Mobil Corporation                                 5,300          190,323
Halliburton Company                                     9,000          207,000
Royal Dutch Petroleum Company -- NYS                    3,500          163,170
Schlumberger Limited                                    1,500           71,355
                                                                   -----------
                                                                     1,180,676
                                                                   -----------

FINANCE -- 11.38%
The Allstate Corporation                                5,000          178,250
American Express Company                                3,400          142,154
American International Group, Inc.                      4,000          220,720
Bank of America Corporation                             2,555          201,922
The Bank of New York Company, Inc.                      6,700          192,625
Bank One Corporation                                    4,000          148,720
Citigroup Inc.                                          6,093          260,780
Fannie Mae                                              3,350          225,924
MBNA Corporation                                        9,400          195,896
Washington Mutual, Inc.                                 6,000          247,800
Wells Fargo & Company                                   5,500          277,200
                                                                   -----------
                                                                     2,291,991
                                                                   -----------

HEALTH -- 7.98%
Abbott Laboratories                                     5,200          227,552
Baxter International Inc.                               4,300          111,800
Bristol-Myers Squibb Company                            5,900          160,185
Johnson & Johnson                                       4,500          232,650
McKesson Corporation                                    4,800          171,552
Merck & Co. Inc.                                        4,000          242,200
Pfizer Inc.                                             9,000          307,350
Quest Diagnostics Incorporated*<F11>                    2,400          153,120
                                                                   -----------
                                                                     1,606,409
                                                                   -----------

INDUSTRIAL -- 6.21%
American Power Conversion Corporation*<F11>            10,000          155,900
Caterpillar Inc.                                        3,200          178,112
Emerson Electric Co.                                    2,800          143,080
FedEx Corp.                                             1,800          111,654
General Electric Company                               13,000          372,840
Masco Corporation                                       7,100          169,335
Rockwell Automation, Inc.                               5,000          119,200
                                                                   -----------
                                                                     1,250,121
                                                                   -----------

MATERIALS -- 1.61%
Alcoa Inc.                                              7,000          178,500
Newmont Mining Corporation                              4,500          146,070
                                                                   -----------
                                                                       324,570
                                                                   -----------

TECHNOLOGY -- 7.74%
Cisco Systems, Inc.*<F11>                              11,800          196,942
Intel Corporation                                       9,500          197,448
International Business Machines Corporation             2,400          198,000
International Rectifier Corporation*<F11>               7,000          187,740
Microsoft Corporation                                  12,800          327,808
Nokia Oyj -- ADR                                        9,000          147,870
SunGard Data Systems Inc.*<F11>                         7,000          181,370
Tellabs, Inc.*<F11>                                    18,300          120,231
                                                                   -----------
                                                                     1,557,409
                                                                   -----------

TELECOMMUNICATIONS -- 2.59%
ALLTEL Corporation                                      3,400          163,948
BellSouth Corporation                                   3,000           79,890
SBC Communications Inc.                                 4,194          107,157
Verizon Communications Inc.                             4,322          170,503
                                                                   -----------
                                                                       521,498
                                                                   -----------

UTILITIES -- 2.66%
Calpine Corporation*<F11>                              16,000          105,600
Duke Energy Corporation                                 7,100          141,645
Nicor Inc.                                              3,500          129,885
Progress Energy, Inc.                                   3,600          158,040
                                                                   -----------
                                                                       535,170
                                                                   -----------

TOTAL COMMON STOCK
  (cost $10,059,079)                                                11,769,537
                                                                   -----------

                                                   PRINCIPAL
                                                     AMOUNT
                                                   ---------
BONDS AND NOTES -- 32.27%

ASSET BACKED -- 8.12%
Banc One Home Equity Trust
  7.310%, 06/25/29                                   $200,000          207,794
Chemical Master Credit Card Trust 1
  5.980%, 09/15/08                                    200,000          213,320
CPL Transition Funding, LLC
  3.540%, 01/15/07                                    225,979          230,313
Discover Card Master Trust I
  5.600%, 05/16/06                                    250,000          254,377
Federal Home Loan Mortgage Corp.
  6.400%, 09/25/28                                    250,000          271,195
Green Tree Financial Corporation
  6.870%, 01/15/29                                     75,836           76,280
The Money Store Home Equity Trust
  8.140%, 10/15/27                                    200,000          200,070
Sears Credit Account Master Trust
  5.650%, 03/17/09                                    175,000          181,718
                                                                   -----------
                                                                     1,635,067
                                                                   -----------

AUTO -- 0.56%
General Motors Acceptance Corp.
  8.875%, 06/01/10                                    100,000          113,521
                                                                   -----------

BANKING -- 1.24%
Citicorp
  7.200%, 06/15/07                                    100,000          116,890
Inter-American Development Bank
  8.875%, 06/01/09                                    100,000          132,533
                                                                   -----------
                                                                       249,423
                                                                   -----------

FOOD & BEVERAGE -- 2.54%
Campbell Soup Company
  4.750%, 10/01/03                                    200,000          201,666
Coca-Cola Enterprises, Inc.
  7.000%, 10/01/26                                    250,000          309,582
                                                                   -----------
                                                                       511,248
                                                                   -----------

MANUFACTURING -- 0.53%
General Electric Company
  5.000%, 02/01/13                                    100,000          105,827
                                                                   -----------

MORTGAGE BACKED -- 8.27%
Federal Home Loan Mortgage Corp.:
  10.150%, 04/15/06                                       166              167
  6.000%, 12/15/08                                    183,195          193,654
Federal National Mortgage Association:
  4.500%, 06/25/18                                    200,000          206,393
  6.247%, 03/17/21                                     12,536           12,560
  5.500%, 02/01/33                                    195,827          202,867
Government National Mortgage Association:
  9.500%, 06/15/09                                      2,181            2,425
  9.500%, 08/15/09                                        751              835
  4.500%, 05/20/14                                     96,281          100,222
  9.000%, 07/15/16                                      8,910            9,952
  6.500%, 07/15/29                                    112,128          117,954
  6.000%, 06/15/31                                    333,762          350,242
  6.000%, 02/15/32                                    233,130          244,638
Morgan Stanley Dean Witter Capital I
  5.740%, 12/15/35                                    200,000          223,867
                                                                   -----------
                                                                     1,665,776
                                                                   -----------

TELEPHONE UTILITY -- 1.11%
BellSouth Capital Funding Corp.
  6.040%, 11/15/26                                    200,000          223,094
                                                                   -----------

TRANSPORTATION -- 1.16%
Norfolk Southern Corp.
  7.050%, 05/01/37                                    200,000          233,937
                                                                   -----------

U.S. GOVERNMENT AGENCIES -- 4.70%
Federal Home Loan Mortgage Corp.:
  6.625%, 09/15/09                                    200,000          240,348
  4.375%, 02/04/10                                    200,000          206,198
  6.250%, 03/05/12                                    300,000          330,662
Tennessee Valley Authority
  5.375%, 11/13/08                                    150,000          169,139
                                                                   -----------
                                                                       946,347
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 4.04%
U.S. Treasury Bond:
  3.375%, 01/15/12 (1)<F12>                           103,697          117,356
  3.000%, 07/15/12 (1)<F12>                           102,408          112,889
  3.625%, 05/15/13                                    250,000          252,032
U.S. Treasury Note:
  6.875%, 05/15/06                                    200,000          229,258
  2.625%, 05/15/08                                    100,000          100,945
                                                                   -----------
                                                                       812,480
                                                                   -----------

TOTAL BONDS AND NOTES
  (cost $6,051,485)                                                  6,496,720
                                                                   -----------

COMMERCIAL PAPER -- 1.24%
General Electric Capital Corp.
  1.050%, 07/25/03                                    250,000          249,825
                                                                   -----------

TOTAL COMMERCIAL PAPER
  (cost $249,825)                                                      249,825
                                                                   -----------

                                                     SHARES
                                                     ------
MONEY MARKET FUNDS -- 7.88%
Federated Prime Obligations Fund --
  Institutional Shares                                865,605          865,605
Janus Money Market Fund --
  Institutional Shares                                722,057          722,057
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $1,587,662)                                                  1,587,662
                                                                   -----------
TOTAL INVESTMENTS -- 99.85%
  (cost $17,948,051)                                                20,103,744
                                                                   -----------
ASSETS LESS OTHER LIABILITIES -- 0.15%                                  30,493
                                                                   -----------
NET ASSETS -- 100.00%                                              $20,134,237
                                                                   -----------
                                                                   -----------

*<F11> Non-income producing.
NYS -- New York Shares
ADR -- American Depository Receipt
(1)<F12> United States Treasury Inflation Index Bond

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2003

COUNTRY TAX EXEMPT BOND FUND

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                    ---------          -----
MUNICIPAL BONDS
  (TAX EXEMPT) -- 97.40%

ALABAMA -- 5.41%
Alabama Drinking Water Financing Authority
  4.100%, 08/15/07                                   $500,000      $   541,985
Alabama State Public School and College
  Authority
  5.000%, 02/01/08                                    250,000          279,967
                                                                   -----------
                                                                       821,952
                                                                   -----------

ARIZONA -- 3.75%
Maricopa County, School District #93
  Cave Creek Arizona Unlimited Tax
  General Obligation
  6.400%,  07/01/06                                   500,000          570,325
                                                                   -----------

CALIFORNIA -- 2.07%
City of Fresno, California Sewer System
  Revenue
  6.250%, 09/01/14                                    250,000          314,282
                                                                   -----------

COLORADO -- 9.94%
Arapahoe County, School District #5
  Cherry Creek Colorado Unlimited
  General Obligation
  5.500%, 12/15/09                                    500,000          587,570
Colorado Springs, Colorado Utilities
  Revenue Bonds:
  5.250%, 11/15/08                                    400,000          459,332
  5.250%, 11/15/09                                    400,000          462,728
                                                                   -----------
                                                                     1,509,630
                                                                   -----------

FLORIDA -- 7.24%
Broward County, Florida,  Resource
  Recovery Revenue
  5.375%, 12/01/10                                    750,000          819,892
Seacoast, Florida Utilities Authority Water and
  Sewer Utility Revenue Bond
  5.000%, 03/01/08                                    250,000          280,397
                                                                   -----------
                                                                     1,100,289
                                                                   -----------

GEORGIA -- 1.90%
Atlanta, Georgia Airport Revenue Bond,
  Series A
  5.750%, 01/01/11                                    250,000          289,112
                                                                   -----------

ILLINOIS -- 5.00%
Northwest Suburban Municipal Joint Action
  Water Agency Illinois Contract Revenue
  6.450%, 05/01/07                                    400,000          464,404
Regional Transportation Authority Illinois
  Limited Tax General Obligation
  5.750%, 06/01/11                                    250,000          295,758
                                                                   -----------
                                                                       760,162
                                                                   -----------

INDIANA -- 3.86%
Indiana University Trustee Revenue Bond,
  Student Fees
  5.700%, 08/01/10                                    550,000          587,026
                                                                   -----------

MARYLAND -- 3.76%
Maryland State Revenue Bond
  5.500%, 08/01/07                                    500,000          571,815
                                                                   -----------

MASSACHUSETTS -- 0.75%
Massachusetts State Grant Anticipation
  Notes Revenue Bond, Series B
  5.000%, 12/15/08                                    100,000          113,336
                                                                   -----------

MICHIGAN -- 6.53%
Michigan Municipal Board Authority
  Revenue Bond
  5.500%, 10/01/05                                    500,000          546,990
Michigan State Hospital Financing Authority
  Revenue Ascension Health Credit, Series A
  5.500%, 11/15/06                                    400,000          445,740
                                                                   -----------
                                                                       992,730
                                                                   -----------

MISSISSIPPI -- 5.06%
Mississippi State Highway, Series #39
  Revenue Bond
  5.250%, 06/01/08                                    675,000          769,399
                                                                   -----------

MISSOURI -- 6.96%
Cape Girardeau, Missouri Waterworks
  System Revenue
  7.450%, 03/01/05                                    355,000          380,936
Missouri State Environmental Improvement
  & Energy Resource Authority Pollution
  Control Revenue Bond
  5.250%, 12/01/09                                    250,000          280,675
Missouri State Health and Educational
  Facilities Revenue Bond
  6.000%, 05/15/07                                    350,000          396,277
                                                                   -----------
                                                                     1,057,888
                                                                   -----------

NEW JERSEY -- 1.84%
Essex County, New Jersey Unlimited General
  Obligation
  5.000%, 08/01/07                                    250,000          279,930
                                                                   -----------

NEW YORK -- 1.85%
New York City Industrial Development Agency
  Civic Facility Revenue Bond
  5.000%, 11/15/07                                    250,000          281,633
                                                                   -----------

NORTH CAROLINA -- 6.90%
Greensboro, North Carolina
  General Obligation Revenue Bond
  4.000%, 05/01/08                                    700,000          758,898
North Carolina Eastern Municipal Power
  Agency System Revenue
  7.000%, 01/01/08                                    250,000          288,863
                                                                   -----------
                                                                     1,047,761
                                                                   -----------

PENNSYLVANIA -- 1.73%
Northampton County, Pennsylvania Authority
  Revenue Bond
  5.000%, 10/01/04                                    250,000          262,368
                                                                   -----------

TEXAS -- 7.10%
Alvarado, Texas Independent School District
  6.800%, 02/15/10                                    420,000          517,612
United Independent School District
  Unlimited General Obligation, Texas
  6.700%, 08/15/08                                    465,000          561,367
                                                                   -----------
                                                                     1,078,979
                                                                   -----------

UTAH -- 5.96%
Iron County, Utah School District
  General Obligation Unlimited
  5.500%, 01/15/10                                    500,000          579,305
Utah State Board Regents Revenue Bond
  5.500%, 08/01/05                                    300,000          325,404
                                                                   -----------
                                                                       904,709
                                                                   -----------

WASHINGTON -- 2.55%
Washington State Public Power Supply
  Systems Nuclear Project #2 Revenue Bond
  Series A
  5.750%, 07/01/09                                    335,000          386,955
                                                                   -----------

WISCONSIN -- 7.24%
Milwaukee, Wisconsin Unlimited
  General Obligation
  5.000%, 12/15/07                                    500,000          564,105
Wisconsin Housing and Economic
  Development Authority Bond
  4.350%, 11/01/09                                    500,000          535,330
                                                                   -----------
                                                                     1,099,435
                                                                   -----------

TOTAL MUNICIPAL BONDS
  (cost $13,725,371)                                                14,799,716
                                                                   -----------

                                                      SHARES
                                                      ------
TAX EXEMPT MONEY MARKET FUND -- 1.69%
  (cost $255,884)
Vanguard Tax-Exempt Money Market Fund                 255,884          255,884
                                                                   -----------
TOTAL INVESTMENTS -- 99.09%
  (cost $13,981,255)                                                15,055,600
                                                                   -----------
ASSETS LESS OTHER LIABILITIES -- 0.91%                                 138,630
                                                                   -----------
NET ASSETS -- 100.00%                                              $15,194,230
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2003

COUNTRY SHORT-TERM BOND FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                     ---------         -----
BONDS AND NOTES -- 88.75%

ASSET BACKED -- 17.08%
Atlantic City Electric Transition Funding, LLC
  2.890%, 07/20/10                                   $600,000      $   614,409
Banc One Home Equity Trust
  7.310%, 06/25/29                                    500,000          519,486
Centerpoint Energy Transition Bond Company
  3.840%, 09/15/07                                    830,684          857,190
CIT Equipment Collateral
  4.030%, 01/20/06                                    500,000          512,481
Citibank Credit Card Issuance Trust
  4.100%, 12/07/06                                  1,000,000        1,039,526
Community Program Loan Trust
  4.500%, 10/01/18                                    266,494          273,497
CPL Transition Funding, LLC
  3.540%, 01/15/07                                    376,632          383,854
Discover Card Master Trust I
  5.600%, 05/16/06                                    300,000          305,252
Ford Credit Auto Owner Trust
  3.620%, 01/15/06                                    967,655          981,467
Honda Auto Receivables Owner Trust
  3.500%, 10/17/05                                    281,953          285,592
MBNA Master Credit Card Trust
  5.250%, 02/15/06                                    750,000          757,032
Toyota Auto Receivables Owner Trust
  4.000%, 07/15/08                                    500,000          520,175
                                                                   -----------
                                                                     7,049,961
                                                                   -----------

CORPORATE BONDS -- 29.38%
Abbott Laboratories
  5.125%, 07/01/04                                  1,000,000        1,038,525
American Express Credit Corporation
  1.155%, 02/25/05                                    750,000          750,290
American Honda Finance Corporation
  2.875%, 04/03/06 (Cost $500,000,
  Acquired 03/21/2003) (1)<F13>                       500,000          510,485
Ameritech Capital Funding
  5.950%, 01/15/38                                    150,000          161,929
Bank One Corporation
  1.480%, 02/27/06                                    500,000          501,250
Carolina Power & Light
  7.875%, 04/15/04                                    500,000          525,274
Caterpillar Financial Services Corp.
  2.590%, 07/15/06                                    500,000          507,593
Central Telephone Company
  7.040%, 09/21/07                                    500,000          568,968
CIT Group Inc.
  4.125%, 02/21/06                                    400,000          414,266
Citigroup, Inc.
  5.700%, 02/06/04                                    700,000          718,887
Duke Energy Corporation
  3.750%, 03/05/08 (Cost $299,127,
  Acquired 02/20/2003) (1)<F13>                       300,000          309,129
Ford Motor Credit Corp.
  7.500%, 06/15/04                                    500,000          518,078
Gannett Co., Inc.
  4.950%, 04/01/05                                    500,000          528,729
General Electric Capital Corp.
  5.375%, 04/23/04                                    650,000          671,781
General Motors Acceptance Corp.
  6.380%, 01/30/04                                    500,000          513,250
John Deere Capital Corp.
  4.125%, 12/05/03                                    500,000          506,207
Merrill Lynch & Co.
  4.540%, 03/08/05                                    500,000          522,481
Morgan Stanley Group, Inc.
  1.280%, 03/27/06                                    500,000          501,167
Rowan Co., Inc.
  5.880%, 03/15/12                                    817,000          923,809
USAA Capital Corp.
  3.130%, 12/15/05 (Cost $400,000,
  Acquired 12/05/2002) (1)<F13>                       400,000          413,869
Wal-Mart Stores
  4.375%, 08/01/03                                    500,000          499,270
Walt Disney Company
  4.500%, 09/15/04                                    500,000          518,000
                                                                   -----------
                                                                    12,123,237
                                                                   -----------

MORTGAGE BACKED -- 30.57%
Banc of America Commercial Mortgage Inc.
  4.334%, 06/11/35                                    407,176          425,953
Federal Home Loan Mortgage Corp.:
  5.500%, 12/15/05                                    567,029          585,773
  5.500%, 03/01/09                                    532,098          549,151
  4.500%, 12/15/10                                    348,466          351,086
  6.000%, 11/15/11                                    468,519          484,826
  6.900%, 03/15/13                                  1,000,000        1,066,816
  4.500%, 06/01/13                                    397,370          408,127
  6.500%, 03/01/15                                    500,899          526,734
Federal National Mortgage Association:
  6.500%, 08/01/04                                    112,866          115,187
  6.500%, 03/01/08                                    383,699          407,648
  5.000%, 03/01/10                                    557,863          575,750
  5.000%, 06/25/11                                    423,654          431,709
  4.000%, 03/01/13                                    484,527          494,116
  5.000%, 03/01/13                                    474,155          493,440
  4.500%, 04/01/13                                    485,420          501,643
  5.000%, 04/01/13                                    408,746          425,370
  5.000%, 05/01/13                                    488,263          508,122
  5.500%, 06/01/13                                    420,787          441,300
  3.500%, 02/25/15                                    624,939          629,659
First Union National Bank
  Commercial Mortgage
  5.196%, 08/15/33                                    718,984          760,658
GE Capital Commercial Mortgage Corp.
  5.033%, 12/10/35                                    833,627          887,173
Salomon Brothers Mortgage Securities VII
  3.222%, 03/18/36                                    448,338          460,630
Small Business Administration
  Participation Certificates
  3.530%, 05/01/13                                    575,000          583,729
Wachovia Bank Commercial Mortgage Trust
  3.003%, 04/15/35                                    491,684          500,468
                                                                   -----------
                                                                    12,615,068
                                                                   -----------

U.S. GOVERNMENT AGENCIES -- 11.72%
Federal Home Loan Mortgage Corp.:
  3.500%, 04/01/08                                    500,000          511,196
  3.500%, 04/22/08                                    500,000          508,328
Federal National Mortgage Association
  4.150%, 09/12/07                                  1,000,000        1,005,266
Private Export Funding:
  6.450%, 09/30/04                                  1,000,000        1,065,211
  7.650%, 05/15/06                                  1,500,000        1,747,044
                                                                   -----------
                                                                     4,837,045
                                                                   -----------

TOTAL BONDS AND NOTES
  (cost $35,591,061)                                                36,625,311
                                                                   -----------

COMMERCIAL PAPER -- 2.41%
American Express Credit Corp.
  1.155%, 07/02/03
  (cost $991,966)                                     992,000          991,966
                                                                   -----------

                                                     SHARES
                                                     ------
MONEY MARKET FUNDS -- 7.53%
Federated Prime Obligations Fund --
  Institutional Shares                              1,250,824        1,250,824
Janus Institutional Money Market Fund --
  Institutional Shares                              1,855,740        1,855,740
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $3,106,564)                                                  3,106,564
                                                                   -----------
TOTAL INVESTMENTS -- 98.69%
  (cost $39,689,591)                                                40,723,841
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 1.31%                                 541,342
                                                                   -----------
NET ASSETS -- 100.00%                                              $41,265,183
                                                                   -----------
                                                                   -----------

(1)<F13> Restricted under Rule 144A of the Securities Act of 1933. At June 30, 2003 the value of these securities amounted to $1,233,483 or 2.99% of net assets.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2003

COUNTRY BOND FUND

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                   ---------           -----
BONDS AND NOTES -- 82.39%

ASSET BACKED -- 6.02%
California Infrastructure PG & E - 1
  6.420%, 09/25/08                                 $1,000,000      $ 1,084,077
Discover Card Master Trust - I
  5.850%, 01/17/06                                    500,000          502,062
Federal Home Loan Mortgage Corp.
  6.400%, 09/25/28                                    500,000          542,389
Green Tree Financial Corporation
  6.870%, 01/15/29                                    151,673          152,560
The Money Store Home Equity Trust:
  8.140%, 10/15/27                                    350,000          350,122
Sears Credit Account Master Trust
  5.650%, 03/17/09                                    306,250          318,006
                                                                   -----------
                                                                     2,949,216
                                                                   -----------

CORPORATE BOND -- 33.22%
Abbott Laboratories Corp.
  5.400%, 09/15/08                                    500,000          561,645
American General Finance Corp.
  5.750%, 03/15/07                                    400,000          443,572
Ameritech Capital Funding  Corp.
  5.950%, 01/15/38                                    450,000          485,788
ASIF Global Financing XIX
  4.900%, 01/17/13 (Cost $249,218,
  Acquired 01/10/2003) (1)<F14>                       250,000          260,831
Bank of America Corporation
  6.975%, 03/07/37                                    500,000          623,592
Bank One Corporation
  1.480%, 02/27/06                                    500,000          501,250
Canadian National Railway Co.
  6.450%, 07/15/06                                    400,000          447,865
Central Illinois Public Service Co.
  7.610%, 06/01/17                                    300,000          349,248
Citicorp
  7.200%, 06/15/07                                    250,000          292,225
Conoco Funding Co.
  6.350%, 10/15/11                                    600,000          702,001
CSX Corp.
  6.420%, 06/15/10                                    250,000          290,266
CSX Transportation, Inc.
  6.500%, 04/15/14                                    600,000          704,110
Daimler-Chrysler NA Holding Co.
  4.750%, 01/15/08                                    250,000          256,709
Delphi Auto Systems Corp.
  6.125%, 05/01/04                                    500,000          511,845
Delta Air Lines:
  6.417%, 07/02/12                                    200,000          216,506
  6.718%, 01/02/23                                    188,644          204,543
Duke Energy Corporation
  3.750%, 03/05/08 (Cost $299,127,
  Acquired 02/20/2003) (1)<F14>                       300,000          309,129
Federal Express Corp.
  6.720%, 01/15/22                                    359,242          418,957
Florida Power Corp.:
  6.000%, 07/01/03                                    400,000          400,000
  4.800%, 03/01/13                                    300,000          313,306
Ford Motor Credit Co.
  7.200%, 06/15/07                                    300,000          316,561
General Electric Company
  5.000%, 02/01/13                                    300,000          317,482
General Electric Capital Corp.
  6.500%, 11/01/06                                    300,000          338,449
General Motors Acceptance Corp.
  6.750%, 01/15/06                                    500,000          531,131
GTE Corp.
  6.360%, 04/15/06                                    400,000          445,359
GTE South, Inc.
  6.125%, 06/15/07                                    200,000          224,556
Halliburton Company
  6.750%, 02/01/27                                    100,000          110,755
Ingersoll-Rand Co.
  6.015%, 02/15/28                                    400,000          450,523
Madison Gas & Electric Co.
  6.020%, 09/15/08                                    300,000          329,931
Morgan Stanley Group, Inc.
  1.280%, 03/27/06                                    500,000          501,167
Norfolk Southern Corp.
  7.050%, 05/01/37                                    350,000          409,390
Northwest Airlines Corp.
  7.935%, 04/01/19                                    628,255          675,627
Oklahoma Gas & Electric Co.
  6.650%, 07/15/27                                    250,000          277,443
Procter & Gamble Co.
  5.250%, 09/15/03                                    500,000          504,286
Progress Energy, Inc.:
  7.100%, 03/01/11                                    200,000          233,084
  6.850%, 04/15/12                                    100,000          115,317
Province of Ontario
  5.500%, 10/01/08                                    400,000          452,424
Suntrust Capital II
  7.900%, 06/15/27                                    200,000          236,856
Union Pacific Railroad
  6.630%, 01/27/22                                    400,000          467,198
Wachovia Corp.
  6.605%, 10/01/25                                    600,000          681,322
Wisconsin Bell Telephone Co.
  6.350%, 12/01/26                                    300,000          339,023
                                                                   -----------
                                                                    16,251,272
                                                                   -----------

MORTGAGE BACKED -- 29.39%
Federal Home Loan Mortgage Corp.:
  7.000%, 03/01/12                                    659,249          701,275
  6.500%, 03/01/15                                    500,899          526,734
Federal National Mortgage Association:
  4.500%, 06/25/18                                  1,250,000        1,289,956
  6.247%, 03/17/21                                     25,699           25,747
  6.500%, 09/25/22                                    171,896          174,253
  5.500%, 02/01/33                                    489,567          507,168
Government National Mortgage Association:
  4.500%, 05/20/14                                    385,125          400,887
  6.500%, 04/15/26                                    478,281          503,676
  8.000%, 07/15/26                                    316,548          343,354
  6.500%, 07/15/29                                    635,788          668,822
  7.500%, 11/15/29                                    465,513          495,163
  6.000%, 06/15/31                                  2,669,769        2,801,588
  6.000%, 02/15/32                                    543,971          570,823
  5.000%, 01/15/33                                  1,946,851        2,000,998
  4.920%, 05/16/34                                    600,000          617,862
Heller Financial Commercial Mortgage
  7.750%, 01/17/34                                    400,000          490,797
J.P. Morgan Commercial Mortgage
  Finance Corp.:
  7.088%, 09/15/29                                    556,000          636,162
  5.050%, 12/12/34                                    300,000          320,370
Merrill Lynch Mortgage Investors, Inc.
  7.370%, 11/15/31                                    266,621          292,009
Morgan Stanley Capital I
  6.760%, 03/15/32                                    266,530          294,134
Small Business Administration
  Participation Certificates
  4.640%, 05/01/23                                    700,000          717,691
                                                                   -----------
                                                                    14,379,469
                                                                   -----------

MUNICIPAL -- 0.35%
Wisconsin State Unlimited General Obligation
  6.550%, 11/01/05                                    155,000          170,976
                                                                   -----------

U.S. GOVERNMENT AGENCIES -- 8.15%
Federal Farm Credit Bank
  6.690%, 09/08/10                                    500,000          602,107
Federal Home Loan Mortgage Corp.:
  6.625%, 09/15/09                                    400,000          480,697
  4.375%, 02/04/10                                  1,000,000        1,030,992
  6.250%, 03/05/12                                    800,000          881,766
Federal National Mortgage Association
  4.750%, 02/21/13                                    300,000          309,970
Private Export Funding
  5.685%, 05/15/12                                    250,000          286,488
Tennessee Valley Authority
  5.375%, 11/13/08                                    350,000          394,657
                                                                   -----------
                                                                     3,986,677
                                                                   -----------

U.S. GOVERNMENT OBLIGATIONS -- 5.26%
U.S. Treasury Bonds:
  3.000%, 07/15/12 (2)<F15>                         1,228,896        1,354,666
  3.625%, 05/15/13                                    400,000          403,250
  5.375%, 02/15/31                                    500,000          563,184
U.S. Treasury Note
  2.625%, 05/15/08                                    250,000          252,364
                                                                   -----------
                                                                     2,573,464
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $37,375,176)                                                40,311,074
                                                                   -----------

COMMERCIAL PAPER -- 10.60%
American Express Credit Corp.
  1.230%, 07/02/03                                    935,000          934,968
General Electric Capital Corp.
  1.050%, 07/25/03                                  1,500,000        1,498,950
Household Finance:
  1.000%, 07/18/03                                    750,000          749,646
  1.080%, 07/28/03                                  1,000,000          999,190
LaSalle National Corp.
  1.200%, 07/07/03                                  1,000,000          999,800
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (cost $5,182,554)                                                  5,182,554
                                                                   -----------


                                                     SHARES
                                                     ------
MONEY MARKET FUNDS -- 6.38%
Federated Prime Obligations Fund --
  Institutional Shares                              2,114,157        2,144,157
Janus Institutional Money Market Fund --
  Institutional Shares                                976,406          976,406
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (cost $3,120,563)                                                  3,120,563
                                                                   -----------
TOTAL INVESTMENTS -- 99.37%
  (cost $45,678,293)                                                48,614,191
                                                                   -----------
OTHER ASSETS LESS LIABILITIES -- 0.63%                                 306,377
                                                                   -----------
NET ASSETS -- 100.00%                                              $48,920,568
                                                                   -----------
                                                                   -----------

(1)<F14> Restricted under Rule 144A of the Securities Act of 1933. At June 30, 2003 the value of these securities amounted to $569,960 or 1.17% of net assets.
(2)<F15>   United States Treasury Inflation Index Bond.

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2003

                                                            COUNTRY        COUNTRY        COUNTRY        COUNTRY        COUNTRY
                                                             GROWTH        BALANCED      TAX EXEMPT     SHORT-TERM        BOND
                                                              FUND           FUND        BOND FUND      BOND FUND         FUND
                                                            -------        --------      ----------     ----------      -------

ASSETS:
   Investments in securities:
      At cost                                             $127,420,472    $17,948,051    $13,981,255    $39,689,591    $45,678,293
                                                          ------------    -----------    -----------    -----------    -----------
                                                          ------------    -----------    -----------    -----------    -----------
      At value                                            $152,859,977    $20,103,744    $15,055,600    $40,723,841    $48,614,191
   Cash                                                             --             --             --        170,508             --
   Receivable for capital stock sold                            65,427          6,680            500        106,502          3,852
   Dividends receivable                                        201,109         16,087             --             --             --
   Interest receivable                                           8,083         54,870        190,338        305,140        436,089
   Deposit at Distributor                                       33,411         27,813             --         42,848         61,784
   Prepaid expenses and other assets                             5,121          2,188          2,227          2,488          3,438
                                                          ------------    -----------    -----------    -----------    -----------
      Total assets                                         153,173,128     20,211,382     15,248,665     41,351,327     49,119,354
                                                          ------------    -----------    -----------    -----------    -----------
LIABILITIES:
   Payable for capital stock redeemed                           15,355         12,010             --         24,013        123,695
   Payable to Advisor                                           95,376         12,450          6,380         14,233         17,770
   Payable to Distributor                                           --             --         20,739             --             --
   Accrued expenses and other liabilities                      126,871         52,685         27,316         47,898         57,321
                                                          ------------    -----------    -----------    -----------    -----------
      Total liabilities                                        237,602         77,145         54,435         86,144        198,786
                                                          ------------    -----------    -----------    -----------    -----------
NET ASSETS                                                $152,935,526    $20,134,237    $15,194,230    $41,265,183    $48,920,568
                                                          ------------    -----------    -----------    -----------    -----------
                                                          ------------    -----------    -----------    -----------    -----------
NET ASSETS CONSIST OF:
   Paid in capital                                         132,253,423     18,023,447     14,001,418     40,084,611     44,828,380
   Undistributed net investment income                         701,051          2,680          5,502         17,535         24,870
   Accumulated net realized gain (loss) on investments      (5,458,453)       (47,583)       112,965        128,787      1,131,420
   Net unrealized appreciation on investment securities     25,439,505      2,155,693      1,074,345      1,034,250      2,935,898
                                                          ------------    -----------    -----------    -----------    -----------
      Total -- representing net assets applicable to
        outstanding capital stock                         $152,935,526    $20,134,237    $15,194,230    $41,265,183    $48,920,568
                                                          ------------    -----------    -----------    -----------    -----------
                                                          ------------    -----------    -----------    -----------    -----------
CLASS Y:
   Net assets                                             $150,560,433    $19,127,945    $15,096,296    $40,345,428    $47,783,760
   Shares outstanding                                        7,825,494      1,388,968      1,663,756      3,871,774      4,351,265
   Net asset value, redemption price
     and offering price per share                         $      19.24    $     13.77    $      9.07    $     10.42    $     10.98
CLASS A:
   Net assets                                             $  2,375,093    $ 1,006,292    $    97,934    $   919,755    $ 1,136,808
   Shares outstanding                                          123,348         72,869         10,760         87,802        102,834
   Net asset value  and redemption per share              $      19.26    $     13.81    $      9.10    $     10.48    $     11.05
   Maximum offering price per share                       $      20.38    $     14.61    $      9.50    $     10.75    $     11.54

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Year Ended June 30, 2003

                                                            COUNTRY        COUNTRY        COUNTRY        COUNTRY        COUNTRY
                                                             GROWTH        BALANCED      TAX EXEMPT     SHORT-TERM        BOND
                                                              FUND           FUND        BOND FUND      BOND FUND         FUND
                                                            -------        --------      ----------     ----------      -------

INVESTMENT INCOME:
   Dividends*<F16>                                         $ 2,544,626     $218,728       $     --       $       --     $       --
   Interest                                                    235,512      401,295        631,159        1,543,567      2,451,690
                                                           -----------     --------       --------       ----------     ----------
      Total investment income                                2,780,138      620,023        631,159        1,543,567      2,451,690
                                                           -----------     --------       --------       ----------     ----------

EXPENSES:
   12b-1 fees                                                  116,898           --         37,519               --             --
   Investment advisory fees (Note E)                         1,071,145      139,788         76,508          195,077        367,479
   Transfer agent fees                                         113,728       25,415         25,673           35,915         39,012
   Professional fees                                            27,992       18,272         19,429           20,141         20,569
   Printing                                                     69,616        7,711          7,745           11,010         14,030
   Custody fees                                                 30,015        3,861          2,893            5,461          6,565
   Trustee's fees                                                3,918          736            720              832            858
   Administration fees                                         128,363       36,328         38,120           51,056         43,178
   Accounting fees                                              66,056       33,017         30,702           39,141         43,119
   Insurance                                                    22,118        2,564          2,030            4,490          6,203
   Registration fees                                            15,056        7,109          7,279           11,052          8,559
   Miscellaneous                                                    86           --             --               14             47
                                                           -----------     --------       --------       ----------     ----------
      Total expenses                                         1,664,991      274,801        248,618          374,189        549,619
   Less: Expenses waived (Note E)                              (30,015)      (3,861)        (2,893)         (42,559)      (133,143)
                                                           -----------     --------       --------       ----------     ----------
      Net expenses                                           1,634,976      270,940        245,725          331,630        416,476
                                                           -----------     --------       --------       ----------     ----------
NET INVESTMENT INCOME                                        1,145,162      349,083        385,434        1,211,937      2,035,214
                                                           -----------     --------       --------       ----------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE D):
   Net realized gain (loss) on investments                  (4,458,827)     124,159        112,973          128,725      1,163,116
   Net change in unrealized appreciation / depreciation
     on investments                                          2,169,496      244,698        406,304          331,860      1,280,765
                                                           -----------     --------       --------       ----------     ----------
   Net realized and unrealized
     gain (loss) on investments                             (2,289,331)     368,857        519,277          460,585      2,443,881
                                                           -----------     --------       --------       ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $(1,144,169)    $717,940       $904,711       $1,672,522     $4,479,095
                                                           -----------     --------       --------       ----------     ----------
                                                           -----------     --------       --------       ----------     ----------
*<F16> Net of foreign taxes withheld of:                   $    26,669     $    998       $     --       $       --     $       --
                                                           -----------     --------       --------       ----------     ----------
                                                           -----------     --------       --------       ----------     ----------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        COUNTRY GROWTH FUND          COUNTRY BALANCED FUND
                                                                     -------------------------     -------------------------
                                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                      06/30/03       06/30/02       06/30/03       06/30/02
                                                                     ----------     ----------     ----------     ----------
OPERATIONS:
   Net investment income                                            $  1,145,162   $    960,863    $   349,083    $   352,611
   Net realized gain (loss) on investments                            (4,458,827)      (999,625)       124,159       (170,044)
   Net change in unrealized
     appreciation / depreciation on investments                        2,169,496    (23,764,121)       244,698     (1,935,198)
                                                                    ------------   ------------    -----------    -----------
   Net increase (decrease) in net assets
     resulting from operations                                        (1,144,169)   (23,802,883)       717,940     (1,752,631)
                                                                    ------------   ------------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y (NOTE B):
   Net investment income                                                (935,918)    (1,032,444)      (345,915)      (342,265)
   Net realized gains on investments                                          --       (260,723)            --        (52,323)
                                                                    ------------   ------------    -----------    -----------
   Total distributions -- Class Y                                       (935,918)    (1,293,167)      (345,915)      (394,588)
                                                                    ------------   ------------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A (NOTE B):
   Net investment income                                                  (7,408)            --        (11,584)          (898)
   Net realized gains on investments                                          --             --             --             --
                                                                    ------------   ------------    -----------    -----------
   Total distributions -- Class A                                         (7,408)            --        (11,584)          (898)
                                                                    ------------   ------------    -----------    -----------

CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                          (3,425,814)     2,688,486       (132,041)     2,125,442
                                                                    ------------   ------------    -----------    -----------
   Total increase (decrease) in net assets                            (5,513,309)   (22,407,564)       228,400        (22,675)

NET ASSETS:
   Beginning of period                                               158,448,835    180,856,399     19,905,837     19,928,512
                                                                    ------------   ------------    -----------    -----------
   End of period*<F17>                                              $152,935,526   $158,448,835    $20,134,237    $19,905,837
                                                                    ------------   ------------    -----------    -----------
                                                                    ------------   ------------    -----------    -----------
*<F17> Including undistributed net investment income of             $    701,051   $    499,215    $     2,680    $    10,866
                                                                    ------------   ------------    -----------    -----------
                                                                    ------------   ------------    -----------    -----------

                                                                   COUNTRY TAX EXEMPT BOND FUND
                                                                   ----------------------------
                                                                     YEAR ENDED     YEAR ENDED
                                                                      06/30/03       06/30/02
                                                                     ----------     ----------
OPERATIONS:
   Net investment income                                             $   385,434    $   524,165
   Net realized gain on investments                                      112,973        217,299
   Net change in unrealized
     appreciation / depreciation on investments                          406,304        107,060
                                                                     -----------    -----------
   Net increase in net assets resulting from operations                  904,711        848,524
                                                                     -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y (NOTE B):
   Net investment income                                                (385,625)      (522,412)
   Net realized gains on investments                                    (170,034)       (88,660)
                                                                     -----------    -----------
   Total distributions -- Class Y                                       (555,659)      (611,072)
                                                                     -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A (NOTE B):
   Net investment income                                                  (1,511)           (89)
   Net realized gains on investments                                        (342)            --
                                                                     -----------    -----------
   Total distributions -- Class A                                         (1,853)           (89)
                                                                     -----------    -----------

CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                            (149,834)    (1,238,447)
   Total increase (decrease) in net assets                               197,365     (1,001,084)
                                                                     -----------    -----------

NET ASSETS:
   Beginning of period                                                14,996,865     15,997,949
                                                                     -----------    -----------
   End of period*<F18>                                               $15,194,230    $14,996,865
                                                                     -----------    -----------
                                                                     -----------    -----------
*<F18> Including undistributed net investment income of              $     5,502    $     7,204
                                                                     -----------    -----------
                                                                     -----------    -----------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   COUNTRY SHORT-TERM BOND FUND        COUNTRY BOND FUND
                                                                   ----------------------------    -------------------------
                                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                      06/30/03       06/30/02       06/30/03       06/30/02
                                                                     ----------     ----------     ----------     ----------
OPERATIONS:
   Net investment income                                             $ 1,211,937    $ 1,279,748    $ 2,035,214    $ 2,293,181
   Net realized gain on investments                                      128,725        313,838      1,163,116        259,362
   Net change in unrealized
     appreciation / depreciation on investments                          331,860        284,876      1,280,765      1,034,726
                                                                     -----------    -----------    -----------    -----------
   Net increase in net assets resulting from operations                1,672,522      1,878,462      4,479,095      3,587,269
                                                                     -----------    -----------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS Y (NOTE B):
   Net investment income                                              (1,193,919)    (1,278,646)    (2,016,922)    (2,298,741)
   Net realized gains on investments                                    (245,030)       (69,067)       (59,562)      (515,064)
                                                                     -----------    -----------    -----------    -----------
   Total distributions -- Class Y                                     (1,438,949)    (1,347,713)    (2,076,484)    (2,813,805)
                                                                     -----------    -----------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM CLASS A (NOTE B):
   Net investment income                                                 (15,953)          (348)       (25,961)          (628)
   Net realized gains on investments                                      (1,347)            --           (319)            --
                                                                     -----------    -----------    -----------    -----------
   Total distributions -- Class A                                        (17,300)          (348)       (26,280)          (628)
                                                                     -----------    -----------    -----------    -----------

CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                           7,525,978      4,738,669       (746,208)     2,608,541
   Total increase in net assets                                        7,742,251      5,269,070      1,630,123      3,381,377
                                                                     -----------    -----------    -----------    -----------
NET ASSETS:
   Beginning of period                                                33,522,932     28,253,862     47,290,445     43,909,068
                                                                     -----------    -----------    -----------    -----------
   End of period*<F19>                                               $41,265,183    $33,522,932    $48,920,568    $47,290,445
                                                                     -----------    -----------    -----------    -----------
                                                                     -----------    -----------    -----------    -----------
*<F19> Including undistributed net investment income of              $    17,535    $    15,471    $    24,870    $    31,990
                                                                     -----------    -----------    -----------    -----------
                                                                     -----------    -----------    -----------    -----------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                COUNTRY GROWTH FUND
                                                          ----------------------------------------------------------------
                                                                                YEARS ENDED JUNE 30,
                                                          ----------------------------------------------------------------
                                                          2003           2002           2001           2000           1999
                                                          ----           ----           ----           ----           ----
CLASS Y SHARES
Net asset value, beginning of year                      $  19.48       $  22.58       $  27.41       $  27.24       $  23.04
                                                        --------       --------       --------       --------       --------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                    0.14           0.12           0.14           0.12           0.15
   Net realized and unrealized gains (losses)              (0.26)         (3.06)         (1.08)          2.46           5.50
                                                        --------       --------       --------       --------       --------
       Total from investment operations                    (0.12)         (2.94)         (0.94)          2.58           5.65
                                                        --------       --------       --------       --------       --------

   LESS DISTRIBUTIONS
   Dividends from net investment income                    (0.12)         (0.13)         (0.15)         (0.16)         (0.15)
   Distributions from capital gains                           --          (0.03)         (3.74)         (2.25)         (1.30)
                                                        --------       --------       --------       --------       --------
       Total distributions                                 (0.12)         (0.16)         (3.89)         (2.41)         (1.45)
                                                        --------       --------       --------       --------       --------
Net asset value, end of year                            $  19.24       $  19.48       $  22.58       $  27.41       $  27.24
                                                        --------       --------       --------       --------       --------
                                                        --------       --------       --------       --------       --------
TOTAL INVESTMENT RETURN                                    -0.58%        -13.10%         -3.87%         10.29%         26.10%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                 $150,560       $157,630       $180,856       $194,505       $182,070
   Ratio of expenses to average net assets:
       Before expense waiver                                1.16%          1.06%          1.12%          1.16%          1.08%
       After expense waiver                                 1.14%          1.04%          1.10%          1.13%          1.04%
   Ratio of net investment income to average net assets:
       Before expense waiver                                0.78%          0.54%          0.53%          0.41%          0.55%
       After expense waiver                                 0.80%          0.56%          0.55%          0.44%          0.59%
Portfolio turnover rate(2)<F21>                             9.94%         17.24%         22.23%         30.82%         31.88%

                                                                        COUNTRY GROWTH FUND
                                                               -------------------------------------
                                                                               MARCH 1, 2002(1)<F20>
                                                                 YEAR ENDED           THROUGH
                                                               JUNE 30, 2003       JUNE 30, 2002
                                                               -------------       -------------
CLASS A SHARES
Net asset value, beginning of period                               $19.47              $21.59
                                                                   ------              ------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                             0.14(3)<F22>        0.01
   Net realized and unrealized losses                               (0.23)              (2.13)
                                                                   ------              ------
        Total from investment operations                            (0.09)              (2.12)
                                                                   ------              ------

   LESS DISTRIBUTIONS
   Dividends from net investment income                             (0.12)                 --
   Distributions from capital gains                                    --                  --
                                                                   ------              ------
        Total distributions                                         (0.12)                 --
                                                                   ------              ------
Net asset value, end of period                                     $19.26              $19.47
                                                                   ------              ------
                                                                   ------              ------
TOTAL INVESTMENT RETURN                                             -0.42%              -9.82%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                            $2,375                $819
   Ratio of expenses to average net assets:
        Before expense waiver                                        1.16%               1.06% *<F23>
        After expense waiver                                         1.14%               1.04% *<F23>
   Ratio of net investment income to average net assets:
        Before expense waiver                                        0.78%               0.54% *<F23>
        After expense waiver                                         0.80%               0.56% *<F23>
Portfolio turnover rate(2)<F21>                                      9.94%              17.24%

(1)<F20>  Class A inception date.
(2)<F21> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)<F22> Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout the period.
  *<F23>  Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                 COUNTRY BALANCED FUND
                                                          --------------------------------------------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                          --------------------------------------------------------------------
                                                          2003           2002       2001(3)<F26>   2000(3)<F26>   1999(3)<F26>
                                                          ----           ----       ------------   ------------   ------------
CLASS Y SHARES
Net asset value, beginning of year                      $ 13.50        $ 15.00        $ 16.95        $ 17.12        $ 15.20
                                                        -------        -------        -------        -------        -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                   0.24           0.25           0.31           0.36           0.37
   Net realized and unrealized gains (losses)              0.28          (1.47)         (0.49)          0.96           2.04
                                                        -------        -------        -------        -------        -------
       Total from investment operations                    0.52          (1.22)         (0.18)          1.32           2.41
                                                        -------        -------        -------        -------        -------

   LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.25)         (0.24)         (0.31)         (0.36)         (0.37)
   Distributions from capital gains                          --          (0.04)         (1.46)         (1.13)         (0.12)
                                                        -------        -------        -------        -------        -------
       Total distributions                                (0.25)         (0.28)         (1.77)         (1.49)         (0.49)
                                                        -------        -------        -------        -------        -------
Net asset value, end of year                            $ 13.77        $ 13.50        $ 15.00        $ 16.95        $ 17.12
                                                        -------        -------        -------        -------        -------
                                                        -------        -------        -------        -------        -------
TOTAL INVESTMENT RETURN                                    3.98%         -8.23%         -1.24%          8.14%         16.22%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                 $19,128        $19,596        $19,929        $24,743        $23,285
   Ratio of expenses to average net assets:
       Before expense waiver                               1.47%          1.41%          1.34%          1.26%          1.22%
       After expense waiver                                1.45%          1.39%          1.32%          1.23%          1.16%
   Ratio of net investment income
     to average net assets:
       Before expense waiver                               1.85%          1.72%          1.89%          2.13%          2.30%
       After expense waiver                                1.87%          1.74%          1.91%          2.16%          2.36%
Portfolio turnover rate(2)<F25>                           19.91%         16.75%         19.78%         25.85%         33.91%

                                                                        COUNTRY BALANCED FUND
                                                               --------------------------------------
                                                                               MARCH 1, 2002(1)<F24>
                                                                 YEAR ENDED           THROUGH
                                                               JUNE 30, 2003       JUNE 30, 2002
                                                               -------------       -------------
CLASS A SHARES
Net asset value, beginning of period                               $13.54              $14.59
                                                                   ------              ------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                             0.25                0.05
   Net realized and unrealized gains (losses)                        0.27               (1.05)
                                                                   ------              ------
        Total from investment operations                             0.52               (1.00)
                                                                   ------              ------

   LESS DISTRIBUTIONS
   Dividends from net investment income                             (0.25)              (0.05)
   Distributions from capital gains                                    --                  --
                                                                   ------              ------
        Total distributions                                         (0.25)              (0.05)
                                                                   ------              ------
Net asset value, end of period                                     $13.81              $13.54
                                                                   ------              ------
                                                                   ------              ------
TOTAL INVESTMENT RETURN                                              3.97%              -6.84%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                            $1,006                $310
   Ratio of expenses to average net assets:
        Before expense waiver                                        1.47%               1.41% *<F27>
        After expense waiver                                         1.45%               1.39% *<F27>
   Ratio of net investment income to average net assets:
        Before expense waiver                                        1.85%               1.72% *<F27>
        After expense waiver                                         1.87%               1.74% *<F27>
Portfolio turnover rate(2)<F25>                                     19.91%              16.75%

(1)<F24>   Class A inception date.
(2)<F25>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
(3)<F26> Prior to October 31, 2001, the COUNTRY Balanced Fund was known as the COUNTRY Asset Allocation Fund.
  *<F27>   Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                            COUNTRY TAX EXEMPT BOND FUND
                                                          ----------------------------------------------------------------
                                                                                YEARS ENDED JUNE 30,
                                                          ----------------------------------------------------------------
                                                          2003           2002           2001           2000           1999
                                                          ----           ----           ----           ----           ----
CLASS Y SHARES
Net asset value, beginning of year                      $  8.87        $  8.74        $  8.53        $  8.65        $  8.95
                                                        -------        -------        -------        -------        -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                   0.23           0.30           0.37           0.36           0.36
   Net realized and unrealized gains (losses)              0.30           0.18           0.28          (0.09)         (0.16)
                                                        -------        -------        -------        -------        -------
        Total from investment operations                   0.53           0.48           0.65           0.27           0.20
                                                        -------        -------        -------        -------        -------

   LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.23)         (0.30)         (0.37)         (0.36)         (0.36)
   Distributions from capital gains                       (0.10)         (0.05)         (0.07)         (0.03)         (0.14)
                                                        -------        -------        -------        -------        -------
        Total distributions                               (0.33)         (0.35)         (0.44)         (0.39)         (0.50)
                                                        -------        -------        -------        -------        -------
Net asset value, end of year                            $  9.07        $  8.87        $  8.74        $  8.53        $  8.65
                                                        -------        -------        -------        -------        -------
                                                        -------        -------        -------        -------        -------
TOTAL INVESTMENT RETURN                                    6.07%          5.54%          7.73%          3.16%          2.14%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                 $15,096        $14,986        $15,998        $15,678        $17,507
   Ratio of expenses to average net assets:
        Before expense waiver                              1.63%          1.26%          1.26%          1.17%          1.07%
        After expense waiver                               1.61%          1.23%          0.85%          1.08%          1.00%
   Ratio of net investment income
     to average net assets:
        Before expense waiver                              2.50%          3.31%          3.81%          4.05%          3.83%
        After expense waiver                               2.52%          3.34%          4.22%          4.14%          3.90%
Portfolio turnover rate(2)<F29>                           12.65%         43.39%         35.37%         16.76%         39.85%

                                                                    COUNTRY TAX EXEMPT BOND FUND
                                                               -------------------------------------
                                                                               MARCH 1, 2002(1)<F28>
                                                                 YEAR ENDED           THROUGH
                                                               JUNE 30, 2003       JUNE 30, 2002
                                                               -------------       -------------
CLASS A SHARES
Net asset value, beginning of period                               $ 8.90              $ 8.83
                                                                   ------              ------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                             0.23                0.07
   Net realized and unrealized gains                                 0.30                0.07
                                                                   ------              ------
        Total from investment operations                             0.53                0.14
                                                                   ------              ------

   LESS DISTRIBUTIONS
   Dividends from net investment income                             (0.23)              (0.07)
   Distributions from capital gains                                 (0.10)                 --
                                                                   ------              ------
        Total distributions                                         (0.33)              (0.07)
                                                                   ------              ------
Net asset value, end of period                                     $ 9.10              $ 8.90
                                                                   ------              ------
                                                                   ------              ------
TOTAL INVESTMENT RETURN                                              6.05%               1.61%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                            $   98              $   11
   Ratio of expenses to average net assets:
        Before expense waiver                                        1.63%               1.26% *<F30>
        After expense waiver                                         1.61%               1.23% *<F30>
   Ratio of net investment income to average net assets:
        Before expense waiver                                        2.50%               3.31% *<F30>
        After expense waiver                                         2.52%               3.34% *<F30>
Portfolio turnover rate(2)<F29>                                     12.65%              43.39%

(1)<F28>   Class A inception date.
(2)<F29>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
  *<F30>   Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                             COUNTRY SHORT-TERM BOND FUND
                                                          --------------------------------------------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                          --------------------------------------------------------------------
                                                          2003           2002       2001(3)<F33>   2000(3)<F33>   1999(3)<F33>
                                                          ----           ----       ------------   ------------   ------------
CLASS Y SHARES
Net asset value, beginning of year                      $ 10.37        $ 10.18        $  9.91        $  9.99        $ 10.11
                                                        -------        -------        -------        -------        -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                   0.32           0.42           0.52           0.51           0.51
   Net realized and unrealized gains (losses)              0.13           0.21           0.27          (0.08)         (0.09)
                                                        -------        -------        -------        -------        -------
        Total from investment operations                   0.45           0.63           0.79           0.43           0.42
                                                        -------        -------        -------        -------        -------

   LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.32)         (0.42)         (0.52)         (0.51)         (0.51)
   Distributions from capital gains                       (0.08)         (0.02)            --             --          (0.03)
                                                        -------        -------        -------        -------        -------
        Total distributions                               (0.40)         (0.44)         (0.52)         (0.51)         (0.54)
                                                        -------        -------        -------        -------        -------
Net asset value, end of year                            $ 10.42        $ 10.37        $ 10.18        $  9.91        $  9.99
                                                        -------        -------        -------        -------        -------
                                                        -------        -------        -------        -------        -------
TOTAL INVESTMENT RETURN                                    4.42%          6.37%          8.13%          4.43%          4.27%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                 $40,345        $33,410        $28,254        $26,988        $29,738
   Ratio of expenses to average net assets:
        Before expense waiver                              0.96%          0.89%          0.99%          0.90%          0.90%
        After expense waiver                               0.85%          0.84%          0.85%          0.84%          0.83%
   Ratio of net investment income
     to average net assets:
        Before expense waiver                              3.00%          4.04%          4.97%          5.06%          4.93%
        After expense waiver                               3.11%          4.09%          5.11%          5.12%          5.00%
Portfolio turnover rate(2)<F32>                           46.94%         74.60%         14.09%          7.95%         29.24%

                                                                   COUNTRY SHORT-TERM BOND FUND
                                                               ------------------------------------
                                                                               MARCH 1, 2002(1)<F31>
                                                                 YEAR ENDED           THROUGH
                                                               JUNE 30, 2003       JUNE 30, 2002
                                                               -------------       -------------
CLASS A SHARES
Net asset value, beginning of period                               $10.42              $10.31
                                                                   ------              ------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                             0.32                0.06
   Net realized and unrealized gains                                 0.14                0.11
                                                                   ------              ------
        Total from investment operations                             0.46                0.17
                                                                   ------              ------

   LESS DISTRIBUTIONS
   Dividends from net investment income                             (0.32)              (0.06)
   Distributions from capital gains                                 (0.08)                 --
                                                                   ------              ------
        Total distributions                                         (0.40)              (0.06)
                                                                   ------              ------
Net asset value, end of period                                     $10.48              $10.42
                                                                   ------              ------
                                                                   ------              ------
TOTAL INVESTMENT RETURN                                              4.50%               1.64%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                              $920                $113
   Ratio of expenses to average net assets:
        Before expense waiver                                        0.96%               0.89% *<F34>
        After expense waiver                                         0.85%               0.84% *<F34>
   Ratio of net investment income to average net assets:
        Before expense waiver                                        3.00%               4.04% *<F34>
        After expense waiver                                         3.11%               4.09% *<F34>
Portfolio turnover rate(2)<F32>                                     46.94%              74.60%

(1)<F31>   Class A inception date.
(2)<F32>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
(3)<F33> Prior to October 31, 2001, the COUNTRY Short-Term Bond Fund was known as the COUNTRY Short-Term Government Bond Fund.
  *<F34>   Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                   COUNTRY BOND FUND
                                                          --------------------------------------------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                          --------------------------------------------------------------------
                                                          2003           2002       2001(3)<F37>   2000(3)<F37>   1999(3)<F37>
                                                          ----           ----       ------------   ------------   ------------
CLASS Y SHARES
Net asset value, beginning of year                      $ 10.46        $ 10.28        $  9.75        $ 10.01        $ 10.48
                                                        -------        -------        -------        -------        -------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                   0.45           0.52           0.57           0.56           0.56
   Net realized and unrealized gains (losses)              0.53           0.30           0.53          (0.16)         (0.21)
                                                        -------        -------        -------        -------        -------
        Total from investment operations                   0.98           0.82           1.10           0.40           0.35
                                                        -------        -------        -------        -------        -------

   LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.45)         (0.52)         (0.57)         (0.56)         (0.56)
   Distributions from capital gains                       (0.01)         (0.12)            --          (0.10)         (0.26)
                                                        -------        -------        -------        -------        -------
        Total distributions                               (0.46)         (0.64)         (0.57)         (0.66)         (0.82)
                                                        -------        -------        -------        -------        -------
Net asset value, end of year                            $ 10.98        $ 10.46        $ 10.28        $  9.75        $ 10.01
                                                        -------        -------        -------        -------        -------
                                                        -------        -------        -------        -------        -------
TOTAL INVESTMENT RETURN                                    9.59%          8.15%         11.49%          4.21%          3.29%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                 $47,784        $47,149        $43,909        $40,000        $40,734
   Ratio of expenses to average net assets:
        Before expense waiver                              1.12%          1.11%          1.17%          1.10%          1.09%
        After expense waiver                               0.85%          0.85%          0.85%          0.85%          0.85%
   Ratio of net investment income
     to average net assets:
        Before expense waiver                              3.88%          4.67%          5.29%          5.46%          5.08%
        After expense waiver                               4.15%          4.93%          5.61%          5.71%          5.32%
Portfolio turnover rate(2)<F36>                           74.73%         37.75%         49.90%         42.62%         29.19%

                                                                         COUNTRY BOND FUND
                                                               ------------------------------------
                                                                               MARCH 1, 2002(1)<F35>
                                                                 YEAR ENDED           THROUGH
                                                               JUNE 30, 2003       JUNE 30, 2002
                                                               -------------       -------------
CLASS A SHARES
Net asset value, beginning of period                               $10.54              $10.38
                                                                   ------              ------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                             0.45                0.08
   Net realized and unrealized gains                                 0.52                0.16
                                                                   ------              ------
        Total from investment operations                             0.97                0.24
                                                                   ------              ------

   LESS DISTRIBUTIONS
   Dividends from net investment income                             (0.45)              (0.08)
   Distributions from capital gains                                 (0.01)                 --
                                                                   ------              ------
        Total distributions                                         (0.46)              (0.08)
                                                                   ------              ------
Net asset value, end of period                                     $11.05              $10.54
                                                                   ------              ------
                                                                   ------              ------
TOTAL INVESTMENT RETURN                                              9.42%               2.30%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                            $1,137              $  141
   Ratio of expenses to average net assets:
      Before expense waiver                                          1.12%               1.11% *<F38>
      After expense waiver                                           0.85%               0.85% *<F38>
   Ratio of net investment income to average net assets:
      Before expense waiver                                          3.88%               4.67% *<F38>
      After expense waiver                                           4.15%               4.93% *<F38>
   Portfolio turnover rate(2)<F36>                                  74.73%              37.75%

(1)<F35>   Class A inception date.
(2)<F36>   Calculated on the basis of the Fund as a whole without
           distinguishing between the classes of shares issued.
(3)<F37> Prior to October 31, 2003, the COUNTRY Bond Fund was known as the COUNTRY Long-Term Bond Fund.
  *<F38>   Annualized.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 2003

NOTE (A) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: The COUNTRY Mutual Funds Trust represent a series of five funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. The five Funds are as follows: COUNTRY Growth Fund ("Growth Fund"); COUNTRY Balanced Fund ("Balanced Fund"); COUNTRY Tax Exempt Bond Fund ("Tax Exempt Bond Fund"); COUNTRY Short-Term Bond Fund ("Short-Term Bond Fund"); and COUNTRY Bond Fund ("Bond Fund"). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds (formerly operated through four corporations) were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and certain others who meet the standards set out in the Funds' Prospectus.

Class A shares sales charge is calculated as follows:

                                                           SALES CHARGE
                                                             AS % OF
              AMOUNT OF TRANSACTION                       OFFERING PRICE
--------------------------------------------------        --------------
GROWTH AND BALANCED
Up to $49,999                                                 5.50%
$50,000-$99,999                                               4.50%
$100,000-$249,999                                             3.50%
$250,000-$499,999                                             2.50%
$500,000-$999,999                                             2.00%
$1,000,000 & Above                                               0%

TAX EXEMPT BOND AND BOND
Up to $49,999                                                 4.25%
$50,000-$99,999                                               4.00%
$100,000-$249,999                                             3.50%
$250,000-$499,999                                             2.50%
$500,000-$999,999                                             2.00%
$1,000,000 & Above                                               0%

SHORT-TERM BOND
Up to $49,999                                                 2.50%
$50,000-$99,999                                               2.00%
$100,000-$249,999                                             1.50%
$250,000-$499,999                                             1.00%
$500,000-$999,999                                             0.75%
$1,000,000 & Above                                               0%

The Fund's prospectus provides descriptions of each Fund's investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparations of its financial statements.

   (1) SECURITY VALUATION: In valuing a Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

   (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily, and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

   (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

   (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

   (5) OTHER: Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Fund are charged to operations. Income expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon current net assets. Expenses directly attributable to a class of shares are charged to that Class.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Balanced Fund, the Tax Exempt Bond Fund, the Short-Term Bond Fund and the Bond Fund declare and distribute net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

For the year ended June 30, 2003, the Tax Exempt Bond Fund designated 100% of its income distributions as tax exempt interest dividends.

NOTE (C) CAPITAL STOCK: At June 30, 2003, each of the Funds is authorized to issue an unlimited number of shares. The Growth Fund, Balanced Fund, and Tax Exempt Bond Fund each have a par value of $1.00 per share. The Short Term Bond Fund and Bond Fund each have a par value of $0.10 per share.

Transactions in capital stock were as follows:

                                                    GROWTH FUND                                      BALANCED FUND
                                                    -----------                                      -------------
                                        YEAR ENDED               PERIOD ENDED             YEAR ENDED              PERIOD ENDED
                                       JUNE 30, 2003         JUNE 30, 2002*<F39>         JUNE 30, 2003        JUNE 30, 2002*<F39>
                                   --------------------      -------------------      ------------------      -------------------
                                   SHARES        AMOUNT       SHARES     AMOUNT       SHARES      AMOUNT      SHARES      AMOUNT
                                   ------        ------       ------     ------       ------      ------      ------      ------
Class A
   Shares sold                       86,960   $  1,553,478    42,373   $   878,808     59,116  $   769,817     23,103   $   328,088
   Shares issued through
     reinvestment of dividends          415          7,350        --            --        867       11,361         65           898
   Shares redeemed                   (6,088)      (109,187)     (312)       (6,705)   (10,013)    (130,066)      (268)       (3,740)
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
Total Class A transactions           81,287      1,451,641    42,061       872,103     49,970      651,112     22,900       325,246
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------

Class Y
   Shares sold                    1,235,573     21,793,449   749,494    15,938,132    147,111    1,920,018    201,113     2,925,998
   Shares issued through
     reinvestment of dividends       48,602        863,524    54,270     1,201,877     23,737      308,138     24,106       347,088
   Shares redeemed               (1,552,087)   (27,534,428) (721,377)  (15,323,626)  (233,318)  (3,011,309)  (102,124)   (1,472,890)
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
Total Class Y transactions         (267,912)    (4,877,455)   82,387     1,816,383    (62,470)    (783,153)   123,095     1,800,196
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
Net increase (decrease)
  in capital stock                 (186,625)  $ (3,425,814)  124,448   $ 2,688,486    (12,500) $  (132,041)   145,995   $ 2,125,442
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------

                                               TAX EXEMPT BOND FUND
                                               --------------------
                                        YEAR ENDED               PERIOD ENDED
                                       JUNE 30, 2003         JUNE 30, 2002*<F39>
                                   --------------------      -------------------
                                   SHARES        AMOUNT       SHARES     AMOUNT
                                   ------        ------       ------     ------
Class A
   Shares sold                       10,114   $     90,763     1,239   $    10,771
   Shares issued through
     reinvestment of dividends          206          1,852        10            89
   Shares redeemed                     (809)        (7,246)       --            --
                                 ----------   ------------  --------   -----------
Total Class A transactions            9,511         85,369     1,249        10,860
                                 ----------   ------------  --------   -----------
                                 ----------   ------------  --------   -----------
Class Y
   Shares sold                       46,345        415,649    73,115       645,422
   Shares issued through
     reinvestment of dividends       45,318        404,475    47,894       419,264
   Shares redeemed                 (116,546)    (1,055,327) (262,475)   (2,313,993)
                                 ----------   ------------  --------   -----------
Total Class Y transactions          (24,883)      (235,203) (141,466)   (1,249,307)
                                 ----------   ------------  --------   -----------
                                 ----------   ------------  --------   -----------
Net decrease in capital stock       (15,372)  $   (149,834) (140,217)  $(1,238,447)
                                 ----------   ------------  --------   -----------
                                 ----------   ------------  --------   -----------

                                               SHORT-TERM BOND FUND                                    BOND FUND
                                               --------------------                                    ---------
                                        YEAR ENDED               PERIOD ENDED             YEAR ENDED              PERIOD ENDED
                                       JUNE 30, 2003         JUNE 30, 2002*<F39>         JUNE 30, 2003        JUNE 30, 2002*<F39>
                                   --------------------      -------------------      ------------------      -------------------
                                   SHARES        AMOUNT       SHARES     AMOUNT       SHARES      AMOUNT      SHARES      AMOUNT
                                   ------        ------       ------     ------       ------      ------      ------      ------
Class A
   Shares sold                       81,653   $    853,229    10,832   $   112,396     96,927  $ 1,050,259     13,323   $   139,514
   Shares issued through
     reinvestment of dividends        1,620         16,909        31           321      2,391       25,986         58           606
   Shares redeemed                   (6,334)       (66,185)       --            --     (9,865)    (107,282)        --            --
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
Total Class A transactions           76,939        803,953    10,863       112,717     89,453      968,963     13,381       140,120
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
Class Y
   Shares sold                    1,890,486     19,651,192 1,116,816    11,544,139  1,341,117   14,405,105  1,055,642    11,002,884
   Shares issued through
     reinvestment of dividends      112,440      1,166,284   109,447     1,129,421    175,034    1,879,102    240,405     2,498,017
   Shares redeemed               (1,354,058)   (14,095,451) (778,132)   (8,047,608)(1,672,032) (17,999,378)(1,059,144)  (11,032,480)
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
Total Class Y transactions          648,868      6,722,025   448,131     4,625,952   (155,881)  (1,715,171)   236,903     2,468,421
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
Net increase (decrease)
  in capital stock                  725,807   $  7,525,978   458,994   $ 4,738,669    (66,428) $  (746,208)   250,284   $ 2,608,541
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------
                                 ----------   ------------  --------   -----------   --------  -----------   --------   -----------

*<F39> Class A capital stock transactions are for the period of March 1, 2002 through June 30, 2002. Class Y capital stock transactions are for the fiscal year ended June 30, 2002.

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. government obligations and short-term notes for the year ended June 30, 2003 were as follows:

                                             PURCHASES             SALES
                                             ---------             -----
Growth Fund                                 $18,275,150         $12,739,028
Balanced Fund                               $ 3,060,969         $ 3,947,069
Tax Exempt Bond Fund                        $ 1,866,730         $ 2,105,545
Short-Term Bond Fund                        $23,674,101         $13,993,115
Bond Fund                                   $17,888,464         $21,007,426

For the year ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                             PURCHASES             SALES
                                             ---------             -----
Growth Fund                                 $        --         $        --
Balanced Fund                               $   463,815         $   675,505
Tax Exempt Bond Fund                        $        --         $        --
Short-Term Bond Fund                        $   399,948         $   400,704
Bond Fund                                   $12,096,188         $12,486,385

Note (E) Income Tax Information: The following information for the COUNTRY Funds is presented on an income tax basis as of June 30, 2003:

                             COST OF    GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED    DISTRIBUTABLE     DISTRIBUTABLE
                           INVESTMENTS    APPRECIATION       DEPRECIATION      APPRECIATION    ORDINARY INCOME   LONG-TERM GAINS
                           -----------    ------------       ------------      ------------    ---------------   ---------------
Growth Fund               $127,420,472     $37,040,201        $11,600,696      $25,439,505        $701,051           $     --
Balanced Fund             $ 17,948,051     $ 3,074,309        $   918,616      $ 2,155,693        $  2,680           $     --
Tax Exempt Bond Fund      $ 13,981,255     $ 1,074,345        $        --      $ 1,074,345        $  7,793           $110,674
Short-Term Bond Fund      $ 39,689,591     $ 1,061,256        $    27,006      $ 1,034,250        $ 87,392           $ 58,930
Bond Fund                 $ 45,678,293     $ 2,967,056        $    31,158      $ 2,935,898        $371,921           $784,369

The tax components of dividends paid during the year ended June 30, 2003, capital loss carryovers (expiring in varying amounts through 2011) as of June 30, 2003, and tax basis post-October losses as of June 30, 2003, which are not recognized for tax purposes until the first day of the following fiscal year are:

                                                 LONG-TERM
                           ORDINARY INCOME     CAPITAL GAINS     NET CAPITAL LOSS     POST-OCTOBER
                            DISTRIBUTIONS      DISTRIBUTIONS        CARRYOVERS           LOSSES
                            -------------      -------------        ----------           ------
Growth Fund                   $  943,326         $     --           $2,744,778         $2,713,675
Balanced Fund                 $  357,499         $     --           $   47,583         $       --
Tax Exempt Bond Fund*<F40>    $  387,136         $170,376           $       --         $       --
Short-Term Bond Fund          $1,363,660         $ 92,589           $       --         $       --
Bond Fund                     $2,102,764         $     --           $       --         $       --

*<F40> 100% of distributions from the Tax Exempt Bond Fund are designated as tax exempt.

NOTE (F) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Balanced Fund 0.75%; Tax Exempt Bond Fund 0.50%; Short-Term Bond Fund 0.50%; and Bond Fund 0.75%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund for the year ended June 30, 2003 were: $30,015, $3,861, $2,893, $5,461, and $6,565, respectively.

The Advisor agreed to reduce its fees and reimburse the Short-Term Bond Fund and the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets. This agreement has been in effect since November 1, 1997 as a non-contractual waiver. Effective January 30, 2002, this agreement became contractual.

Investment advisory fees, for the year ended June 30, 2003, are as follows:

                                                              EXPENSES
                                                               WAIVED
                                                                AND
                               ADVISORY       ADVISORY       REIMBURSED
                                 RATE           FEE          BY ADVISOR
                                 ----           ---          ----------
Short-Term Bond Fund            0.50%         $195,077        $ 37,098
Bond Fund                       0.75%         $367,479        $126,578

At June 30, 2003, 63.1% of the shares outstanding of the Growth Fund, 79.5% of the shares outstanding of the Balanced Fund, 14.0% of the shares outstanding of the Tax Exempt Bond Fund, 93.6% of the shares outstanding of the Short-Term Bond Fund, and 95.5% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the Advisor's clients, including a defined contribution benefit plan sponsored by the Advisor.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Legal fees expensed by the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund during the year ended June 30, 2003 were $10,292, $1,819, $1,979, $3,007, and $3,588, respectively.

NOTE (G) DISTRIBUTION SERVICES AGREEMENTS: Quasar Distributors, LLC serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the "Plans"), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund. For the year ended June 30, 2003, the Rule 12b-1 expenses incurred for the Growth Fund, the Balanced Fund, the Tax Exempt Fund, the Short-Term Bond Fund and the Bond Fund were 0.08%, 0.00%, 0.25%, 0.00%, and 0.00%, respectively.

NOTE (H) CHANGES IN INDEPENDENT ACCOUNTANT: Effective July 26, 2002, the Board of Trustees selected the accounting firm of Ernst & Young LLP to serve as the Funds' independent certified public accountants for the fiscal year ended June 30, 2003 to fill a vacancy in such position in accordance with Section 32(a) (2) of the 1940 Act resulting from PricewaterhouseCoopers LLP resignation on July 26, 2002. PricewaterhouseCoopers LLP had served as the Funds' independent certified public accountants for the Funds' fiscal years ended June 30, 1999, June 30, 2000, June 30, 2001, and June 30, 2002. PricewaterhouseCoopers LLP report of the financial statements of the Funds for the fiscal years, June 30, 1999, June 30, 2000, June 30, 2001, and June 30, 2002 did not contain an adverse opinion or disclaimer of opinion or was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope of procedure during the fiscal years ended June 30, 1999, June 30, 2000, June 30, 2001, and June 30, 2002 or for the interim period from July 1, 2002 through the date of their resignation.

The Funds represent that they had not consulted with Ernst & Young LLP any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Funds' financial statements.

COUNTRY MUTUAL FUNDS -- REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of COUNTRY Mutual Funds:

We have audited the accompanying statements of assets and liabilities of COUNTRY Mutual Funds, comprising the COUNTRY Growth Fund, COUNTRY Balanced Fund, COUNTRY Tax Exempt Bond Fund, COUNTRY Short-Term Bond Fund and COUNTRY Bond Fund (collectively the "Funds"), including the schedules of investments, as of June 30, 2003, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended June 30, 2002 and the financial highlights for each of the periods prior to June 30, 2003 were audited by other auditors whose report dated August 14, 2002, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of COUNTRY Mutual Funds as of June 30, 2003, and the results of its operations, changes in net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

Milwaukee, Wisconsin,
August 8, 2003

COUNTRY MUTUAL FUNDS -- ADDITIONAL TAX INFORMATION (unaudited)

The Country Growth Fund and Country Balanced Fund designate 0% and 31%, respectively, of dividends declared after December 31, 2002 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

COUNTRY MUTUAL FUNDS -- TRUSTEES AND OFFICERS INFORMATION

COUNTRY MUTUAL FUNDS TRUST(1)<F41> TRUSTEES AND OFFICERS

                                                              PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
NAME/BIRTHDAY             AGE   POSITION HELD                 AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------             ---   -------------                 -------------------------------------------
Ronald R. Warfield*<F46>  59    Trustee and President         Director and President:  Illinois Agricultural Association and
(10/31/43)                      Since 1994                    Affiliated Companies, 1993 to date (3)<F43>; Director and President:
                                                              COUNTRY Trust Bank (4)<F44>, 1993 to  date; Director:  American Farm
                                                              Bureau Federation and certain of its Affiliated Companies, 1996 to date.  Farmer.

Charlot R. Cole           62    Trustee since 1996            Property Developer, 1979 to date; Member Macoupin-Greene County
(6/12/41)                                                     Cooperation Extension Council (formerly Macoupin County Cooperative
                                                              Extension Council), 1992 to date and President, 1995 to date;
                                                              Secretary/Treasurer, Cole Farms, Inc., 1993 to date.  Farmer.

David A. Downs*<F46>      54    Trustee since 2002            Director:  Illinois Agricultural Association and Affiliated
(10/26/48)                                                    Companies, 1996 to date(3)<F43>; Director:  COUNTRY Trust Bank, 2002 to date (4)<F44>.

Nancy J. Erickson         45    Trustee since 1995            President of McHatton Farm Management, Inc., 1981 to date.  Farmer.
(8/24/57)

Robert D. Grace           56    Trustee since 2001            Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc.,
(3/20/57)                                                     1997 to date. Farmer.

Ailene Miller             77    Trustee since 1991            McLean County Illinois Board Member, 1986 to date; Member of IAA
(11/13/25)                                                    Foundation Trustee Emeritus, 1988 to date.

Robert L. Phelps*<F46>    50    Trustee since 2000            Director:  Illinois Agricultural Association and Affiliated
(9/17/52)                                                     Companies, 1992 to date (3)<F43>; Director:  COUNTRY Trust Bank, 1996 to date (4)<F44>.  Farmer.

Bruce D. Finks            50    Vice President since 1996     Vice President - Investments:  COUNTRY Trust Bank, 1995 to
(1/31/53)                                                     date (4)<F44>.

Robert J. McDade          34    Vice President since          Vice President of Trust Services:  COUNTRY Trust Bank (4)<F44>, March
(10/16/68)                      March 17, 2003                17, 2003 to date; Assistant General Counsel:  Illinois Agricultural
                                                              Association and Affiliated Companies (3)<F43>, 1995 to March, 2003.

John D. Blackburn         55    Vice President since 2001     Chief Executive Officer:  COUNTRY Insurance & Financial
(4/2/48)                                                      Services (5)<F45>, 2001 to date; Senior Vice President Marketing:
                                                              COUNTRY Insurance & Financial Services, 1996 to 2001.

Robert W. Rush, Jr.       57    Vice President since 1999     Executive Vice President & Trust Officer:  COUNTRY Trust Bank, 1999
(9/3/45)                                                      to date; Chairman, President & CEO:  Bank One Illinois, 1972 to 1999
                                                              (including predecessor positions and companies).

David A. Magers           48    Treasurer since 1999          Vice President Property/Casualty Operations:  COUNTRY Insurance &
(6/1/55)                                                      Financial Services, June 1, 2003 to date(5)<F45>; Vice President-
                                Effective July 21, 2003,      Finance & Treasurer:  Illinois Agricultural Association and
                                William J. Hanfland to be     Affiliated Companies, 1998 to June 18, 2003 (3)<F43>; Controller:
                                elected Treasurer             Illinois Agricultural Association and Affiliated Companies, 1988 to
                                                              2002 (3)<F43>; Treasurer:  COUNTRY Trust Bank, 1998 to date(4)<F44>.

Philip T. Nelson          46    Vice President since 2000     Director and Vice President:  Illinois Agricultural Association and
(6/12/57)                                                     Affiliated Companies, 1999 to date (3)<F43>; Vice President:  COUNTRY
                                                              Trust Bank, 1999 to date (4)<F44>; President - LaSalle County Farm
                                                              Bureau, 1993 to 1999.  Farmer.

Paul M. Harmon            60    Secretary since 1995 and      General Counsel:  Illinois Agricultural Association and Affiliated
(7/17/42)                       General Counsel since 1996    Companies, 1996 to date (3)<F43>; Secretary:  Illinois Agricultural
                                                              Association and Affiliated Companies, 1998 to date (3)<F43>; General
                                                              Counsel & Secretary:  COUNTRY Trust Bank, 1996 to date (4)<F44>.

Richard F. Day            63    Controller since 1992         Controller:  COUNTRY Trust Bank, 1974 to date (4)<F44>.
(6/14/40)

William J. Hanfland       61    Assistant Treasurer           Vice President-Finance & Treasurer:  Illinois Agricultural
(7/12/41)                       since 1981                    Association and Affiliated Companies, June, 2003 to date (3)<F43>;
                                Effective 7/21/03 to be       Treasurer:  Illinois Agricultural Holding Co. and Illinois
                                elected Treasurer             Agricultural Service Company, June, 2003 to date; Assistant
                                                              Treasurer:  Illinois Agricultural Association and Affiliated
                                                              Companies, 1981 to 2003 (3)<F43>.

(1)<F41> COUNTRY Mutual Funds Trust was formed through the reorganization of COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund Inc., COUNTRY Tax Exempt Bond Fund, Inc. and COUNTRY Taxable Fixed Income Series Fund, Inc. COUNTRY Groth Fund, Inc. was formerly known as IAA Trust Growth Fund, Inc. COUNTRY Asset Allocation Fund, Inc. was formerly known as IAA Trust Asset Allocation Fund, Inc. COUNTRY Tax Exempt Bond Fund was formerly know as IAA Trust Tax Exempt Bond Fund. COUNTRY Taxable Fixed Income Series Fund, Inc. was formerly IAA Trust Taxable Fixed Income Series Fund, Inc. and IAA Trust Money Market Fund, Inc. All trustees represent all five portfolios of the COUNTRY Mutual Funds complex.
(2)<F42> The mailing address for all officers and trustees of the funds is c/o COUNTRY Trust Bank, 808 IAA Drive, Bloomington, Illinois 61702.
(3)<F43> Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.
(4)<F44> COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)<F45> COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Medical Plans, Inc., COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.
*<F46>     Interested Trustees

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2003

GROWTH FUND vs. STANDARD & POOR'S 500 INDEX

             Date           Growth(1)<F47>         S&P 500
             ----           -------------          -------
           6/30/93             $10,000             $10,000
           6/30/94              $9,758             $10,138
           6/30/95             $12,361             $12,777
           6/30/96             $15,020             $16,096
           6/30/97             $19,307             $21,679
           6/30/98             $21,427             $28,215
           6/30/99             $27,020             $34,636
           6/30/00             $29,800             $37,147
           6/30/01             $28,647             $31,646
           6/30/02             $24,894             $25,953
           6/30/03             $24,750             $26,018

            Past performance is not indicative of future results.

(1)<F47> The above graph represents the growth of $10,000 of Class Y shares of the Growth Fund. Class A shares of the Fund commenced operations on March 1, 2002. Since inception returns for Class A shares are provided below.

  Average Annual Returns*<F48>
  Class Y -- 1 Year                                                     -0.58%
  Class Y -- 5 Year                                                      2.92%
  Class Y -- 10 Year                                                     9.49%
  Class Y -- Since Inception (04/21/66)                                  9.15%
  Class A -- Since Inception (03/01/02) (No Load)                       -7.76%
  Class A -- Since Inception (03/01/02) (Load)**<F49>                  -11.61%

 *<F48> Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.
**<F49>   Reflects maximum sales charge of 5.50%.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2003

BALANCED FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX & LIPPER BALANCED FUND AVERAGE

        Date       Balanced(1)<F50>    Merrill Lynch     Lipper Balanced
        ----       ----------------    -------------     ---------------
      6/30/93           $10,000            $10,000           $10,000
      6/30/94           $10,071             $9,896           $10,041
      6/30/95           $11,712            $11,142           $11,704
      6/30/96           $13,438            $11,692           $13,533
      6/30/97           $16,119            $12,649           $16,240
      6/30/98           $17,958            $13,998           $19,161
      6/30/99           $20,871            $14,430           $21,221
      6/30/00           $22,569            $15,086           $22,320
      6/30/01           $22,290            $16,761           $21,787
      6/30/02           $20,455            $18,200           $19,913
      6/30/03           $21,269            $20,152           $20,493

Past performance is not indicative of future results.

(1)<F50> The above graph represents the growth of $10,000 of Class Y shares of the Balanced Fund. Class A shares of the Fund commenced operations on March 1, 2002. Since inception returns for Class A shares are provided below.

  Average Annual Returns*<F51>
  Class Y -- 1 Year                                                      3.98%
  Class Y -- 5 Year                                                      3.44%
  Class Y -- 10 Year                                                     7.84%
  Class Y -- Since Inception (12/07/78)                                  9.01%
  Class A -- Since Inception (03/01/02) (No Load)                       -2.37%
  Class A -- Since Inception (03/01/02) (Load)**<F52>                   -6.44%

  *<F51> Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.
 **<F52>  Reflects maximum sales charge of 5.50%.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2003

TAX EXEMPT BOND vs. LIPPER INTERMEDIATE MUNICIPAL BOND INDEX AND LEHMAN BROTHERS' 7 YEAR MUNICIPAL BOND INDEX

    Date    Tax Exempt Bond(1)<F53>    Lipper Intermediate   Lehman 7 yr. Muni
    ----    -----------------------    -------------------   -----------------
  6/30/93            $10,000                 $10,000              $10,000
  6/30/94             $9,814                 $10,099              $10,127
  6/30/95            $10,550                 $10,782              $10,960
  6/30/96            $11,109                 $11,325              $11,567
  6/30/97            $12,013                 $12,096              $12,380
  6/30/98            $12,908                 $12,937              $13,288
  6/30/99            $13,185                 $13,222              $13,676
  6/30/00            $13,601                 $13,584              $14,222
  6/30/01            $14,653                 $14,766              $15,528
  6/30/02            $15,465                 $15,665              $16,639
  6/30/03            $16,403                 $16,799              $18,112

Past performance is not indicative of future results.

(1)<F53> The above graph represents the growth of $10,000 of Class Y shares of the Tax Exempt Fund. Class A shares of the Fund commenced operations on March 1, 2002. Since inception returns for Class A shares are provided below.

  Average Annual Returns*<F54>
  Class Y -- 1 Year                                                      6.07%
  Class Y -- 5 Year                                                      4.91%
  Class Y -- 10 Year                                                     5.08%
  Class Y -- Since Inception (12/07/78)                                  5.78%
  Class A -- Since Inception (03/01/02) (No Load)                        5.78%
  Class A -- Since Inception (03/01/02) (Load)**<F55>                    2.40%

  *<F54> Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.
 **<F55>  Reflects maximum sales charge of 4.25%.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2003

SHORT-TERM BOND FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX AND MERRILL LYNCH U.S. TREASURY/AGENCY 1-3 YEAR BOND INDEX

                 Short-Term         Merrill Lynch          Merrill Lynch
    Date        Bond(1)<F56>        U.S. Domestic       U.S. Treasury/Agency
    ----        ------------        -------------       --------------------
  6/30/96          $10,000             $10,000                $10,000
  6/30/97          $10,210             $10,308                $10,288
  6/30/98          $10,874             $11,408                $10,988
  6/30/99          $11,338             $11,759                $11,546
  6/30/00          $11,840             $12,294                $12,111
  6/30/01          $12,803             $13,659                $13,204
  6/30/02          $13,618             $14,832                $14,108
  6/30/03          $14,220             $16,422                $14,779

Past performance is not indicative of future results.

(1)<F56> The above graph represents the growth of $10,000 of Class Y shares of the Short Term Bond Fund. Class A shares of the Fund commenced operations on March 1, 2002. Since inception returns for Class A shares are provided below.

  Average Annual Returns*<F57>
  Class Y -- 1 Year                                                      4.42%
  Class Y -- 5 Year                                                      5.51%
  Class Y -- Since Inception (01/02/97)                                  5.58%
  Class A -- Since Inception (03/01/02) (No Load)                        4.63%
  Class A -- Since Inception (03/01/02) (Load)**<F58>                    2.70%

  *<F57> Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.
 **<F58>   Reflects maximum sales charge of 2.50%.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2003

BOND FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX

             Date            Bond(1)<F59>       Merrill Lynch
             ----            ------------       -------------
           6/30/96             $10,000             $10,000
           6/30/97             $10,244             $10,308
           6/30/98             $11,293             $11,408
           6/30/99             $11,665             $11,759
           6/30/00             $12,156             $12,294
           6/30/01             $13,552             $13,659
           6/30/02             $14,657             $14,832
           6/30/03             $16,062             $16,422

Past performance is not indicative of future results.

(1)<F59> The above graph represents the growth of $10,000 of Class Y shares of the Bond Fund. Class A shares of the Fund commenced operations on March 1, 2002. Since inception returns for Class A shares are provided below.

  Average Annual Returns*<F60>
  Class Y -- 1 Year                                                      9.59%
  Class Y -- 5 Year                                                      7.30%
  Class Y -- Since Inception (01/02/97)                                  7.57%
  Class A -- Since Inception (03/01/02) (No Load)                        8.84%
  Class A -- Since Inception (03/01/02) (Load)**<F61>                    5.35%

  *<F60> Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.
 **<F61>   Reflects maximum sales charge of 4.25%.

COUNTRY MUTUAL FUNDS TRUST
COUNTRY Growth Fund
COUNTRY Balanced Fund
COUNTRY Tax Exempt Bond Fund
COUNTRY Short-Term Bond Fund
COUNTRY Bond Fund

BOARD OF DIRECTORS
Ronald R. Warfield
Charlot R. Cole
David A. Downs
Nancy J. Erickson
Robert D. Grace
Ailene Miller
Robert L. Phelps

OFFICERS
Ronald R. Warfield, President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Robert J. McDade, Vice President
Philip T. Nelson, Vice President
Paul M. Harmon, Secretary
David A. Magers, Treasurer
William J. Hanfland, Assistant Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR
COUNTRY Trust Bank
Bloomington, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
Milwaukee, Wisconsin

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

(COUNTRY MUTUAL FUNDS LOGO)

                                                              F30-113-06 (07/03)

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.
------------------

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  COUNTRY Mutual Funds Trust
                   ----------------------------------------

     By (Signature and Title) /s/ Ronald R. Warfield
                              -----------------------------
                              Ronald R. Warfield, President

     Date      08/28/03
          ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Ronald R. Warfield
                              -----------------------------
                              Ronald R. Warfield, President

     Date      08/28/03
          ------------------

     By (Signature and Title) /s/ William J. Hanfland
                              ------------------------------
                              William J. Hanfland, Treasurer

     Date      08/28/03
           ----------------